As filed with the Securities and Exchange Commission on October 15, 2020
1933 Act File No. [ ]

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.       ☐ Post-Effective Amendment No.
(Check appropriate box or boxes)

Touchstone Funds Group Trust
(Exact Name of Registrant as Specified in Charter)

1-800-543-0407
(Area Code and Telephone Number)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Copies to:
Clair E. Pagnano, Esq.
K&L Gates LLP
One Lincoln Street
Boston, Massachusetts 02111-2950

Ndenisarya M. Bregasi, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Institutional Class shares of beneficial interest, $0.01 par value, of Touchstone Sands Capital Select Growth Fund, a series of the Registrant, are being registered. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 16, 2020, pursuant to Rule 488 under the Securities Act of 1933.

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
a series of
TOUCHSTONE INSTITUTIONAL FUNDS TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

[ ], 2020

Dear Shareholder:

We have important information concerning your investment in the Touchstone Sands Capital Institutional Growth Fund (the “Target Fund”), a series of Touchstone Institutional Funds Trust (the “Trust”). As a shareholder of the Target Fund, we wish to inform you that the Board of Trustees of the Trust (the “Board”) has approved the reorganization of the Target Fund into the Touchstone Sands Capital Select Growth Fund (the “Acquiring Fund,” and together with the Target Fund, the “Funds”), a series of Touchstone Funds Group Trust (the “Reorganization”).

The Reorganization is intended to eliminate the offering of multiple funds with identical investment goals and substantially identical principal investment strategies; has the potential to provide efficiencies, enhanced marketability and economies of scale for the combined Fund; and the advisory fee schedules, sub-advisory fee schedules, and expense caps for the combined Fund will be lower than those of the Target Fund currently, and the same as the Acquiring Fund currently.

Pursuant to an Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund. As a result of the Reorganization, you will receive Institutional Class shares of the Acquiring Fund that will have a total value equal to the total value of your shares in the Target Fund as of the close of business on the closing date of the Reorganization. The Target Fund will then cease operations and liquidate. The Reorganization is expected to be completed on or about December 11, 2020.

Institutional Class shares of the Acquiring Fund will be issued to the shareholders of the Target Fund, which is a single class fund. The Acquiring Fund also offers Class A, Class C, Class Y, Class Z and Class R6 shares, which are not relevant to the Reorganization.

Shareholder approval is not required to effect the Reorganization. We have enclosed a Prospectus/Information Statement that describes the Reorganization proposal in greater detail, as well as important information about the Acquiring Fund.

                            Sincerely,

                            Jill T. McGruder
                            President
                            Touchstone Institutional Funds Trust

QUESTIONS & ANSWERS
We recommend that you read the enclosed Prospectus/Information Statement. In addition to the detailed information in the Prospectus/Information Statement, the following questions and answers provide an overview of key features of the Reorganization.
Q.    Why are we sending you the Prospectus/Information Statement?
A.    On May 21, 2020, the Board of Trustees of Touchstone Institutional Funds Trust (the “Board”) approved the Reorganization of the Target Fund into the Acquiring Fund. The Reorganization does not require approval by shareholders. The Prospectus/Information Statement provides important information regarding the Reorganization and the Acquiring Fund that you should consider carefully.
Q.    What will happen to my existing shares?
A.    Immediately after the Reorganization, you will own Institutional Class shares of the Acquiring Fund that are equal in total value to the shares of the Target Fund that you hold as of the close of business on the date of the Reorganization (although the number of shares and the net asset value per share may be different).
Q.    How do the fees and expenses of the Funds compare?
A.    The advisory fee rate of the combined Fund after the Reorganization will be lower than the advisory fee rate for each of the Funds prior to the Reorganization. The shares of the Target Fund and the Institutional Class shares of the Acquiring Fund are not subject to any Rule 12b-1 fees or sales charges.
In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”), each Fund’s investment advisor. Touchstone Advisors has contractually agreed to waive a portion of its fees and reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund. The expense limitation for Institutional Class shares of the Acquiring Fund is lower than the expense limitation for Institutional Class shares of the Target Fund. The expense limitation agreement is effective through April 30, 2021 for the Target Fund and through November 30, 2021 for the Acquiring Fund. In addition, the net annual fund operating expenses of the Institutional Class of shares of the Acquiring Fund, as a percentage of average net assets, on a pro forma basis, are equal to the annual fund operating expenses of Institutional Class shares the Target Fund.
The section titled “Summary—Reorganization—How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail and the section titled “The Funds’ Management—Expense Limitation Agreement” provides additional information regarding the expense limitation agreements.
Q.    How do the Funds’ investment goals and principal investment strategies compare?
A.    The Funds have identical investment goals and substantially identical principal investment strategies, and both Funds are managed by the same sub-advisor, Sands Capital Management, LLC (“Sands” or “Sub-Advisor”). The section of the Prospectus/Information Statement titled “Summary—Reorganization—How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of the Target Fund and the investment goal and principal investment strategies of the Acquiring Fund.
Q.    Will I have to pay federal income taxes as a result of the Reorganization?
A.    You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of the Target Fund for shares of the Acquiring Fund. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. The sections of the Prospectus/Information Statement titled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?” and “Information About the Reorganization—Material Federal Income Tax

Consequences” provide additional information regarding the federal income tax consequences of the Reorganization.
    Prior and subsequent to the Reorganization, none of the securities of the Target Fund are expected to be sold in connection with the Reorganization.
For more information, please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—What will be the primary federal income tax consequences of the Reorganization?,” and “Information About the Reorganization—Material Federal Income Tax Consequences.”
Q.    Who will manage the Acquiring Fund after the Reorganization?
A.    Touchstone Advisors serves as the investment advisor to both Funds. Sands serves as the investment sub-advisor to both Funds and Frank M. Sands, CFA, A. Michael Sramek, CFA, Wesley A. Johnston, CFA, and Thomas H. Trentman, CFA, the current portfolio managers of the Funds, will continue to serve as the Acquiring Fund’s portfolio managers. For more information please see the sections of the Prospectus/Information Statement titled “Summary—Reorganization—Who will be the Advisor, Sub-Advisor, and Portfolio Managers of my Fund after the Reorganization?,” “The Funds’ Management—Investment Advisor” and “The Funds’ Management—Sub-Advisor and Portfolio Managers.”
Q.    Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?
A.    No, you will not pay any sales load, commission, or other similar fee in connection with the shares of the Acquiring Fund you will receive in the Reorganization. The shares of the Target Fund and the Institutional Class shares of the Acquiring Fund are not subject to any contingent deferred sales charge (“CDSC”). However, following the Reorganization, additional purchases, exchanges and redemptions of shares of the Acquiring Fund will be subject to any applicable sales loads, commissions, and other similar fees.

Q.    Who will pay the costs of the Reorganization?
A.    Touchstone Advisors, and not the Funds, will bear 100% of the costs of the Reorganization, which are estimated to be approximately $75,000 or approximately 0.01% of the Target Fund's net assets (as of June 30, 2020), whether or not the Reorganization is completed.
Q.    What if I redeem my shares before the Reorganization takes place?
A.    If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.
Q.    Why is no shareholder action necessary?
A.    The declarations of trust of Touchstone Institutional Funds Trust and Touchstone Funds Group Trusts each provide that any series may be reorganized into another series by a vote of a majority of the trustees of the Trust without the approval of shareholders. In addition, the Reorganization of the Target Fund into the Acquiring Fund satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), such that shareholder approval is not required by the 1940 Act.
Q.    When will the Reorganization occur?
A.    The Reorganization is expected to be completed on or about December 11, 2020.
Q.    Who should I contact for more information?
A.    You can contact Shareholder Services at (800) 543-0407 for more information.

The information contained in this Prospectus/Information Statement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus/Information Statement is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION
DATED OCTOBER 15, 2020

PROSPECTUS/INFORMATION STATEMENT

[ ], 2020

TOUCHSTONE SANDS CAPITAL INSTITUTIONAL GROWTH FUND
a series of
TOUCHSTONE INSTITUTIONAL FUNDS TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
a series of
TOUCHSTONE FUNDS GROUP TRUST
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Prospectus/Information Statement is being furnished to shareholders of the Touchstone Sands Capital Institutional Growth Fund (the “Target Fund”), a series of Touchstone Institutional Funds Trust (the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) between the Target Fund and the Touchstone Sands Capital Select Growth Fund (the “Acquiring Fund”), a series of the Touchstone Funds Group Trust, providing for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata (or proportionate) distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund (the “Reorganization”).
The Board of Trustees of the Trust (the “Board”) has approved the proposed Reorganization. In the Reorganization, you will receive shares of the Acquiring Fund in an amount equal in value to the shares of the Target Fund that you hold as of the close of business on the date of the Reorganization (although the number of shares and the net asset value per share may be different). The Reorganization is expected to be completed on or about December 11, 2020.
This Prospectus/Information Statement is first being sent to shareholders of the Target Fund on or about November [ ], 2020.
Each of the Target Fund and the Acquiring Fund is a series of a registered open-end investment company (mutual fund). The Target Fund and the Acquiring Fund are sometimes referred to in this Prospectus/Information Statement individually as a “Fund” and collectively as the “Funds.”
This Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization. This document also serves as a prospectus for the offering and issuance of shares of the Acquiring Fund to be issued in the Reorganization. A Statement of Additional Information (“SAI”) dated [ ], 2020 relating to this Prospectus/Information Statement and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus/Information Statement (meaning it is legally a part of this Prospectus/Information Statement).

THIS IS NOT A PROXY STATEMENT. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

Additional information concerning the Target Fund and the Acquiring Fund is contained in the documents described below, all of which have been filed with the SEC.

Information About the Target Fund and the Acquiring Fund:	How to Obtain this Information:
Prospectus
1. Prospectus relating to the Touchstone Sands Capital Institutional Growth Fund dated April 30, 2020, as supplemented through the date of this Prospectus/Information Statement (File No. 033-119865).
2. Prospectus relating to the Touchstone Sands Capital Select Growth Fund Institutional Class Shares and Class R6 Shares dated September 1, 2020, as supplemented through the date of this Prospectus/Information Statement (File No. 333-70958).

Statement of Additional Information
1. SAI relating to the Touchstone Sands Capital Institutional Growth Fund dated April 30, 2020, as supplemented through the date of this Prospectus/Information Statement (File No. 033-119865).
2. SAI relating to the Touchstone Sands Capital Select Growth Fund Institutional Class Shares and Class R6 Shares dated September 1, 2020, as supplemented through the date of this Prospectus/Information Statement (File No. 333-70958).

Annual Report
1. Annual Report relating to the Touchstone Sands Capital Institutional Growth Fund for the fiscal year ended December 31, 2019 (File No. 811-21113).
  2. Annual Report relating to the Touchstone Sands Capital Select Growth Fund for the fiscal year ended September 30, 2019 (File No. 811-08104).

Semi-Annual Report
1. Semi-Annual Report relating to the Touchstone Sands Capital Institutional Growth Fund for the six-month period ended June 30, 2020 (File No. 811-21113).
  2. Semi-Annual Report relating to the Touchstone Sands Capital Select Growth Fund for the six-month period ended March 31, 2020 (File No. 811-08104).

Copies are available upon request and without charge if you:

· Write to Touchstone Institutional Funds Trust or Touchstone Funds Group Trust, P.O. Box 9878, Providence, Rhode Island 02940; or

· Call (800) 543-0407 toll-free; or

· Download a copy from TouchstoneInvestments.com/Resources.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov.
This Prospectus/Information Statement sets forth the information shareholders of the Target Fund should know before the Reorganization (in effect, investing in shares of the Acquiring Fund) and constitutes an offering of shares of beneficial interest, $0.01 par value per share, of the Acquiring Fund. Please read this Prospectus/Information Statement carefully and retain it for future reference.
THE SEC HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/ INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
An investment in the Acquiring Fund:
•is not a deposit of, or guaranteed by, any bank
•is not insured by the FDIC, the Federal Reserve Board or any other government agency
•is not endorsed by any bank or government agency
•involves investment risk, including possible loss of your original investment

SUMMARY
This section summarizes the primary features of the Reorganization. It may not contain all of the information that is important to you. To understand the Reorganization, you should read this entire Prospectus/Information Statement and the exhibits. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, the SAI, and the Plan, a form of which is attached to this Prospectus/Information Statement as Exhibit A.
Background
The inception date of the Target Fund was January 21, 2005. The inception date of the Acquiring Fund was August 11, 2000. As of June 30, 2020, the Target Fund had total net assets of approximately $2.1 billion. As of June 30, 2020, the Acquiring Fund had total net assets of $2.0 billion.
Reorganization
What are the reasons for the Reorganization?
At a meeting on May 21, 2020, the Board, including those trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The Board approved the Reorganization.
The Target Fund and the Acquiring Fund currently have identical investment goals and substantially identical principal investment strategies. In addition, the Target Fund and the Acquiring Fund are currently managed by the same sub-advisor and the combined Fund will continue to be managed by the same sub-advisor. The Reorganization is intended to eliminate the offering of multiple funds with identical investment goals and substantially identical principal investment strategies, and has the potential to provide efficiencies, enhanced marketability and economies of scale for the combined Fund. The Board considered the following factors, among others: the investment goals, principal investment strategies, sub-advisor and portfolio managers of the Funds; the historical investment performance record of the Funds; the advice and recommendation of Touchstone Advisors, Inc. (“Touchstone Advisors”), including its opinion that the Reorganization would be in the best interests of the Funds and that the combined Fund would have enhanced marketability and a greater opportunity to achieve economies of scale than either Fund operating individually; and the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses.
For more information, please see the section titled “Information About the Reorganization—Reasons for the Reorganization.”
What are the key features of the Reorganization?
The Plan sets forth the key features of the Reorganization. The Plan provides for the following:
1.the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund;
2.the pro rata (or proportionate) distribution by class of the Acquiring Fund's shares to the Target Fund shareholders in complete liquidation and termination of the Target Fund; and
3.the receipt of an opinion of counsel that the Reorganization qualifies as a tax-free reorganization for federal income tax purposes.
The Reorganization is expected to be completed on or about December 11, 2020.
After the Reorganization, what shares of the Acquiring Fund will I own?
Each Fund is a series of a registered open-end management investment company (i.e., a mutual fund). In the Reorganization, you will receive Institutional Class shares in the Acquiring Fund. The Institutional Class shares of the Acquiring Fund that you receive will have the same total value as your shares of the Target Fund, in each case measured as of the close of business on the date of the Reorganization.
How do the Funds’ fees and expenses compare?

1

Comparative Fee Tables. The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund. Pro forma expenses project anticipated expenses of the Acquiring Fund following the Reorganization. Actual expenses may be greater or less than those shown. Expense ratios reflect annual fund operating expenses for the twelve months ended June 30, 2020 for the Target Fund and March 31, 2020 for the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2020 and do not include the estimated costs of the Reorganization, which will be borne by Touchstone Advisors and not the Funds.

	Touchstone Sands Capital Institutional Growth Fund Institutional Class	Touchstone Sands Capital Select Growth Fund Institutional Class	Touchstone Sands Capital Select Growth Fund after Reorganization (pro forma combined) Institutional Class
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee*	Up to $15	Up to $15	Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.78%	0.67% (1)	0.61% (1)
Distribution and/or Shareholder Service (12b-1) Fees	None	None	None
Other Expenses
Liquidity Provider Expenses	0.02%	0.04% (2)	0.03% (3)
Other Operating Expenses	0.01%	0.12% (2)	0.19%(3)
Total Other Expenses	0.03%	0.16%	0.22%
Acquired Fund Fees and Expenses (AFFE)	0.01%	0.01%	0.01%(3)
Total Annual Fund Operating Expenses	0.82%	0.84% (2)	0.84%
Fee Waiver and/or Expense Reimbursement	0.00%(4)	(0.01)% (5)	(0.02)%(5)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82%(4)	0.83% (5)	0.82%(5)
__________________________
*The wire redemption fee is capped at $15. In addition, the wire redemption fee may not exceed two percent (2%) of the amount being redeemed.
(1) Management Fees have been restated to reflect contractual changes to the Acquiring Fund's Investment Advisory Agreement effective June 1, 2020.
(2) Other Expenses are estimated based on fees and expenses incurred by Class Y shares of the Acquiring Fund and expenses of similar Touchstone Funds. Institutional Class shares commenced operations on September 1, 2020. Class Y shares of the Fund are offered in a separate prospectus.
(3) Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses of the Acquiring and Target Funds assuming the Reorganization had been consummated as of the beginning of the twelve-month period ended March 31, 2020.
(4)Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Institutional Funds Trust (“TIFT”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 0.80%. This contractual expense limitation is effective through April 30, 2021, but can be terminated by a vote of the Board of Trustees of TIFT (the “Board”) if it deems the termination to be beneficial to the Target Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Target Fund. The Target Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Target Fund’s current expense limitation.
(5) Touchstone Advisors and Touchstone Funds Group Trust (“TFGT”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs;

2

portfolio transaction and investment related expenses, including expenses associated with the Acquiring Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.78% of average daily net assets for Institutional Class shares. This contractual expense limitation is effective through November 30, 2021, but can be terminated by a vote of the Board of Trustees of TFGT (the “Board”) if it deems the termination to be beneficial to the Acquiring Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Acquiring Fund. The Acquiring Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Acquiring Fund’s current expense limitation.

Expense Example. The example is intended to help you compare the cost of investing in each Fund and the Acquiring Fund (pro forma), assuming the Reorganization takes place. The example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the operating expenses remain as shown above and that the contractual expense limitation agreement for the Acquiring Fund after the Reorganization (pro forma) is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period
Classes	1 Year	3 Years	5 Years	10 Years
Institutional Class
Touchstone Sands Capital Institutional Growth Fund*	$84	$262	$455	$1,014
Touchstone Sands Capital Select Growth Fund	$85	$267	$465	$1,036
Touchstone Sands Capital Select Growth Fund after Reorganization (Pro Forma Combined)	$84	$266	$464	$1,035
* Touchstone Sands Capital Institutional Growth Fund is a single class fund.

Portfolio Turnover. Each Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance. As of its most recent fiscal year end for each Fund, the portfolio turnover rate for the Target Fund and the Acquiring Fund was 25%.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks and volatility of an investment in each Fund by showing changes in each Fund’s performance from calendar year to calendar year and by showing how each of the Target Fund’s and the Acquiring Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Growth Index (each Fund’s benchmark index). The Funds’ past performance (before and after taxes) does not indicate how the Funds will perform in the future. Updated performance is available at no cost by visiting TouchstoneInvestments.com or by calling (800) 543-0407.

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Touchstone Sands Capital Institutional Growth Fund —Total Return as of December 31

Best Quarter: First Quarter 2012 24.17%	Worst Quarter: Fourth Quarter 2018 (17.66)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Average Annual Total Returns
For the periods ended December 31, 2019

	1 Year	5 Years	10 Years
Touchstone Sands Capital Institutional Growth Fund*
Return Before Taxes	32.92%	11.75%	15.61%
Return After Taxes on Distributions	29.33%	8.97%	13.67%
Return After Taxes on Distributions and Sale of Fund Shares	21.84%	8.80%	12.78%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	15.22%
* Touchstone Sands Capital Institutional Growth Fund is a single class fund.

Touchstone Sands Capital Select Growth Fund—Class Z Shares Total Return as of December 31

Institutional Class shares commenced operations on September 1, 2020 and do not have a full calendar year of performance. Class A, Class C, Class Y, Class Z, and Class R6 shares are offered in separate prospectuses. Institutional Class shares would have had substantially similar annual returns to Class A, Class C, Class Y and Class Z shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the share classes do not have the same shareholder fees and operating expenses. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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Touchstone Sands Capital Select Growth Fund — Class Z Total Return as of December 31

Best Quarter: First Quarter 2012 23.75%	Worst Quarter: Fourth Quarter 2018 (17.93)%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for Institutional Class shares will differ from the Class Z shares' after-tax returns.
Average Annual Total Returns
For the periods ended December 31, 2019*

	1 Year	5 Years	10 Years
Touchstone Sands Select Growth Fund—Class Z
Return Before Taxes	32.34%	11.21%	14.98%
Return After Taxes on Distributions	26.94%	6.75%	12.50%
Return After Taxes on Distributions and Sale of Fund Shares	22.67%	8.04%	12.16%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	15.22%
* Returns are not presented for Institutional Class shares, which commenced operations on September 1, 2020. Performance information for Institutional Class shares will be shown when those shares have a full calendar year of operations.

Will I be able to purchase, redeem, and exchange shares the same way?

Yes, after the Reorganization you will be able to purchase, redeem, and exchange shares of the Acquiring Fund the same way that you purchase, redeem, and exchange shares of the Target Fund. For more information, see the sections titled “Description of Shares—Buying and Selling Fund Shares” and “Description of Shares—Exchange Privileges of the Funds.”
Will I be able to receive distributions the same way?
Like the Target Fund, the Acquiring Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund declares and pays any net investment income dividends annually. After the Reorganization, the Acquiring Fund expects to declare and pay any net investment income dividends annually. Each Fund makes distributions of capital gains, if any, at least annually. After the Reorganization, any income and capital gains will be reinvested in the class of shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash. Each Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-advantaged account, such as a 401(k) plan or an IRA. Withdrawals from a tax-advantaged account, however, may be taxable. For more information, see the section titled “Distribution and Shareholder Servicing Arrangements—Distribution Policy.”

5

Who will be the Advisor, Sub-Advisor, and Portfolio Managers of my Fund after the Reorganization?
For each Fund, Touchstone Advisors serves as the investment advisor.
Sands Capital Management, LLC (“Sands” or “Sub-Advisor”) serves as sub-advisor to each Fund, with Frank M. Sands, CFA, A. Michael Sramek, CFA, Wesley A. Johnston, CFA, and Thomas H. Trentman, CFA serving as portfolio managers.
After the Reorganization, Touchstone Advisors will continue to serve as investment advisor to the Acquiring Fund, with Sands and Messrs. Sands, Sramek, Johnston, and Trentman continuing in their capacity as sub-advisor and portfolio managers, respectively.
For additional information regarding Touchstone Advisors, the sub-advisor, and the portfolio managers, please see the section titled “The Funds’ Management—Investment Advisor” and “The Funds’ Management—Sub-Advisor and Portfolio Managers.”
What will be the primary federal income tax consequences of the Reorganization?
The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. If the Reorganization so qualifies, then generally no gain or loss will be recognized for federal income tax purposes by the Funds or their respective shareholders as a direct result of the Reorganization. As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of K&L Gates LLP that the Reorganization qualifies as a tax-free reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position. See “Information About the Reorganization—Material Federal Income Tax Consequences” for more information on the material federal income tax consequences of the Reorganization.
Prior and subsequent to the Reorganization, none of the securities of the Target Fund are expected to be sold in connection with the Reorganization.
How do the Funds’ investment goals and principal investment strategies compare?
The Funds have identical investment goals and substantially identical investment strategies. The Target Fund’s and the Acquiring Fund’s investment goal is to seek long-term capital appreciation.
Each Fund also has substantially identical fundamental investment limitations, which are set forth in Exhibit B.

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The following tables describe the investment goals and principal investment strategies of the Target Fund and the Acquiring Fund.

	Target Fund	Acquiring Fund
Investment Goal	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital appreciation.
Principal Investment Strategy	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the subadvisor, Sands Capital Management, LLC (“Sands Capital”), believes have above-average potential for revenue and earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 35 companies.
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the subadvisor, Sands Capital Management, LLC, believes have above-average potential for revenue or earnings growth. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. The Fund emphasizes investments in large capitalization growth companies. The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion. The Fund will typically own between 25 and 35 companies.

	The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.	The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.
Sands Capital generally seeks to invest in stocks with sustainable above average earnings growth, and with capital appreciation potential. Sands Capital generally considers selling a security when it no longer meets its investment criteria, when the issues causing such problems are not solvable within an acceptable time frame, or when other opportunities appear more attractive.

Principal Risks

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could return less than other investments. Investments in a Fund are not bank guaranteed, are not deposits and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.

The principal risks of investing in the Funds are similar, as their investment goals are identical and their principal investment strategies are substantially identical. The principal risks of the Funds are set forth below, and such risks apply to both Funds unless otherwise noted. Both Funds are also subject to Economic and Market Events Risk, but the Acquiring Fund does not list this as a principal risk.

The following table compares the principal investment risks of the Target Fund to the principal investment risks of the Acquiring Fund. The principal risks of the Funds are set forth below.

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	Target Fund	Acquiring Fund
Economic and Market Events Risk	X
Equity Securities Risk	X	X
Large-Cap Risk	X	X
Growth-Investing Risk	X	X
Non-Diversification Risk	X	X
Sector Focus Risk	X	X

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Growth-Investing Risk: Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.
Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.
Economic and Market Events Risk (Target Fund only): Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.
Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.
INFORMATION ABOUT THE REORGANIZATION
Reasons for the Reorganization
The Reorganization is intended to eliminate the offering of multiple funds with similar investment goals and similar principal investment strategies. The Reorganization has the potential to provide efficiencies, enhanced marketability and economies of scale for the combined Fund. At a meeting held on May 21, 2020, the Board of Trustees (the “Board” or the “Trustees”) of Touchstone Institutional Funds Trust (the “Target Trust”) and Touchstone Funds Group Trust (the “Acquiring Trust”), including the Independent Trustees of the Board, determined that the Reorganization was in the best interests of the Funds and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The Board approved the Reorganization.
Additionally, at the same Board meeting, Touchstone Advisors recommended, and the Board approved, launching Institutional Class shares of the Acquiring Fund and reducing the fees and expenses of the Acquiring Fund (including eliminating the performance fee component of the Acquiring Fund’s advisory fee). Institutional Class shares of the Acquiring Fund became

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effective on September 1, 2020 and the changes to the fees and expenses of the Acquiring Fund became effective on June 1, 2020.
In evaluating the Reorganization, the Board requested and reviewed, with the assistance of independent legal counsel to the Independent Trustees, materials furnished by Touchstone Advisors, the investment advisor to the Funds. These materials included information regarding the operations and financial condition of the Funds and the principal terms and conditions of the Reorganization, including that the Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes. The Board’s evaluation of the Reorganization took into consideration the changes to the Acquiring Fund that became effective prior to the Reorganization. The Board considered the following factors, among others:
•the investment advisory fee and other fees paid by the Funds, the expense ratios of the Funds and the contractual limitations on the Funds’ expenses and the fee and expense changes with respect to the Acquiring Fund that became effective on June 1, 2020;
•the anticipated benefits to the Funds, including operating efficiencies, that may be achieved from the Reorganization;
•that the expenses of the Reorganization would not be borne by the Funds’ shareholders;
•the terms and conditions of the Reorganization, including the Acquiring Fund’s assumption of all of the liabilities of the Target Fund;
•that the Reorganization is intended to be a tax-free reorganization for federal income tax purposes; and
•alternatives available to shareholders of the Target Fund, including the ability to redeem or exchange their shares.

During their assessment of the Reorganization, the Independent Trustees of the Board met with independent legal counsel outside the presence of representatives of management regarding the legal issues involved. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any potential operating efficiencies or other benefits will in fact be realized, the Board, including the Independent Trustees concluded that the Reorganization would be in the best interests of each Fund and the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.
Agreement and Plan of Reorganization
A form of the Plan is set forth in Exhibit A. The Plan provides that all of the assets of the Target Fund will be transferred to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund on or about December 11, 2020 or such other date as may be agreed upon by the parties (the “Closing Date”). You will receive Institutional Class shares of the Acquiring Fund.
Prior to the close of business on the Closing Date, the Target Fund will endeavor to discharge all of its known liabilities and obligations. In addition, prior to the close of business on the Closing Date, for tax reasons, the Target Fund will distribute to its shareholders all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date, all of the Target Fund’s net tax-exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carryforwards and excluding any net capital gain on which the Target Fund paid federal income tax).
The Bank of New York Mellon, the sub-administrator for the Funds, will compute the value of the Target Fund’s portfolio of securities. The method of valuation employed will be consistent with the valuation procedures described in the Touchstone Institutional Funds Trust declaration of trust and the Target Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.
As soon after the closing as practicable, the Target Fund will distribute pro rata (or proportionate) to its shareholders of record as of the time of such distribution the full and fractional shares of the Acquiring Fund received by the Target Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Target Fund’s shareholders on the Acquiring Fund’s share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of Institutional Class shares of the Acquiring Fund due a Target Fund shareholder. All issued and outstanding shares of the Target Fund will be cancelled. After these distributions and the winding up of its affairs, the Target Fund will be terminated.
The Reorganization is subject to the satisfaction or waiver of the conditions set forth in the Plan. The Plan may be terminated (1) by the mutual agreement of the Target Fund and the Acquiring Fund; or (2) at or prior to the closing by either party (a) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the closing, if not cured within 30 days, or (b) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

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Touchstone Advisors, and not the Funds, will bear 100% of the costs of the Reorganization, which are estimated to be approximately $75,000 or approximately 0.01% of the Target Fund's net assets (as of June 30, 2020), whether or not the Reorganization is completed.
Description of the Securities to be Issued
Shareholders of the Target Fund as of the closing will receive full and fractional shares of the Acquiring Fund in accordance with the terms of the Plan. The shares of the Acquiring Fund to be issued in connection with the Reorganization will be duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. Shares of the Acquiring Fund to be issued in the Reorganization will have no preemptive or conversion rights and no share certificates will be issued.
Material Federal Income Tax Consequences
The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Target Fund shareholder. It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Information Statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local, or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle, conversion or other integrated transaction; a person with “applicable financial statements” within the meaning of Section 451(b) of the Code; a person who does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.
The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a non-waivable condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from the law firm of K&L Gates LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:
(i)    The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.
(ii)    No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.
(iii)    No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.
(iv)    No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Plan, of all their shares of the Target Fund solely for Acquiring Fund shares.
(v)    The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Plan will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.
(vi)    The holding period of the Acquiring Fund shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.
(vii)    The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

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(viii)    The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.
No opinion will be expressed as to (1) the effect of the Reorganization on the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.
No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.
Prior to the Reorganization, the Target Fund will declare and pay a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax exempt income and realized net capital gain (after reduction for available capital loss carryforwards and excluding certain capital gain on which the Target Fund paid tax), if any, for all periods through the Closing Date. Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets as discussed below. Even if reinvested in additional shares of the Target Fund, which would be exchanged for shares of the Acquiring Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.
If portfolio assets of the Target Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Target Fund’s basis in such assets. Any capital gains recognized in these sales on a net basis (after taking into account any available capital loss carryforwards) will be distributed to the Target Fund’s shareholders as capital gains (to the extent of net long-term capital gain over any net short-term capital loss) or ordinary dividends (to the extent of net short-term capital gain over any net long-term capital loss) during or with respect to the year of sale, and such distributions will be taxable to shareholders.
The Reorganization will cause the tax year of the Target Fund to close. After the Reorganization, the Acquiring Fund’s ability to use the Target Fund’s or the Acquiring Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.
As of December 31, 2019, for U.S. federal income tax purposes, the Target Fund had no capital loss carryforwards. As of June 30, 2020, for U.S. federal income tax purposes, the Target Fund had net unrealized gains of $1,021,982,197. As of September 30, 2019, for U.S. federal income tax purposes, the Acquiring Fund had no capital loss carryforwards. As of March 31, 2020, for U.S. federal income tax purposes, the Acquiring Fund had net unrealized gains of $556,912,517.
In addition, shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. Furthermore, any gain the Acquiring Fund realizes after the Reorganization, including any built-in gain in the portfolio investments of the Target Fund or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of the Target Fund who hold shares of the Acquiring Fund following the Reorganization). After the Reorganization, the Acquiring Fund is not expecting to sell the Target Fund’s investment portfolio received in the Reorganization.
Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after

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January 1, 2012 that are not in a retirement account (“covered shares”). Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.
This discussion does not address any state, local or foreign tax issues and is limited to material federal income tax issues. You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.
Pro Forma Capitalization
The following table sets forth the net assets, number of shares outstanding, and net asset value (“NAV”) per share, assuming the Reorganization had been completed as of March 31, 2020. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after giving effect to the Reorganization and assuming the Reorganization had been completed as of March 31, 2020. These numbers may differ as of the Closing Date of the Reorganization.

	Touchstone Sands Capital Institutional Growth Fund (1)	Touchstone Sands Capital Select Growth Fund Institutional Class		Pro Forma Adjustments(2)		Pro Forma Touchstone Sands Capital Select Growth Fund After Reorganization
Net Assets (all classes)	$1,478,435,319	$1,456,382,691				$2,934,818,010
Institutional Class Shares
Net assets	$1,478,435,319	$0				$1,478,435,319
Shares outstanding	73,101,090	0		51,241,662	(3)	124,342,752
Net asset value per share	$20.22	$11.89	(4)			$11.89
(1) Touchstone Sands Capital Institutional Growth Fund is a single class fund.
(2) Touchstone Advisors, and not the Funds, will bear 100% of the Reorganization expenses.
(3) Pro forma shares outstanding have been adjusted for the accumulated change in the number of the Target Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share as of March 31, 2020.
(4) The net asset value per share is based on Class Y shares as of March 31, 2020. The inception date of Institutional Class shares is September 1, 2020.

THE FUNDS’ MANAGEMENT
The Funds have the same investment advisor.
Investment Advisor
Touchstone Advisors, Inc.
303 Broadway, Suite 1100, Cincinnati, Ohio 45202
Touchstone Advisors has been a SEC-registered investment advisor since 1994. As of September 30, 2020, it had approximately $22.1 billion in assets under management.
Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the applicable Board. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:
•    level of knowledge and skill;
•    performance as compared to its peers or benchmark;
•    consistency of performance over 5 years or more;
•    level of compliance with investment rules and strategies;

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•    employees;
•    facilities and financial strength; and
•    quality of service.
Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the applicable Board, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.
The SEC has granted an exemptive order that permits the Trusts or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust of which it is a series or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any material changes in the Fund’s sub-advisory arrangements. After the Reorganization, Touchstone Advisors and the Trusts will continue to rely on this exemptive order.
Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund’s assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.
Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent, or other parties. For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate based on the average daily net assets of the Fund. The annual fee rate below is the fee paid to Touchstone Advisors by each Fund for each Fund’s most recent fiscal year end and is net of advisory fees waived by Touchstone Advisors, if any. Touchstone Advisors, and not the Funds, pays from its advisory fee sub-advisory fees to the Funds’ sub-advisors.
Prior to June 1, 2020, the Acquiring Fund paid an advisory fee at an annual rate of 0.85% on the first $1 billion of average daily net assets; 0.80% on the next $500 million; 0.75% on the next $500 million; 0.70% on the assets above $2 billion. In addition, there was a performance fee adjustment to the Acquiring Fund's advisory fee prior to June 1, 2020.
At the May 21, 2020 Board meeting, the Board approved an amendment to the Acquiring Fund’s investment management agreement to reduce the Fund’s advisory fee. Effective June 1, 2020, the Acquiring Fund will pay an advisory fee at an annual rate of 0.70% on the first $1 billion of average daily net assets, 0.65% on the next $500 million, 0.60% on the next $500 million, and 0.55% on assets over $2 billion (the “New Fee Schedule”). The Board also approved eliminating the performance fee component of the Acquiring Fund.
The Target Fund pays a unified management fee from the Fund at an annualized rate, based on the average daily net assets of the Fund.
The annual fee rate below is the fee paid to Touchstone Advisors by the Target Fund and the Acquiring Fund for each Fund’s fiscal year end, as noted below, net of any fee waivers and/or expense reimbursements, which are discussed in more detail below. Touchstone Advisors, and not the Funds, pays sub-advisory fees to Sands from its advisory fee.
1.Target Fund 0.78% (fiscal year ended December 31, 2019)
2.Acquiring Fund 0.88% (fiscal year ended September 30, 2019)
Had the New Fee Schedule been in effect and had the performance fee been eliminated for the twelve-month period ended September 30, 2019, the Acquiring Fund would have paid an effective advisory fee of 0.67%.

Sub-Advisor and Portfolio Managers
Sands Capital Management, LLC, located at 1000 Wilson Boulevard, Suite 3000, Arlington, Virginia 22209, serves as the sub-advisor to the Funds. As sub-advisor, Sands makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines. As of September 30, 2020, Sands had approximately $59.6 billion in assets under management.

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The following individuals are jointly and primarily responsible for the management of the Funds’ portfolios.
Frank M. Sands, CFA, Chief Investment Officer and Chief Executive Officer. Mr. Sands joined Sands Capital in June 2000. Prior to 2008, Mr. Sands was President, Director of Research and Sr. Portfolio Manager. He has investment experience dating back to 1994.
A. Michael Sramek, CFA, Senior Portfolio Manager, Research Analyst, and Managing Director. Mr. Sramek joined Sands Capital in April 2001. He has investment experience dating back to 1997.
Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst. Mr. Johnston joined Sands Capital in 2004. He has investment experience dating back to 2004.
Thomas H. Trentman, CFA, Portfolio Manager and Research Analyst. Mr. Trentman joined Sands Capital in 2005. He has investment experience dating back to 2005.
Advisory and Sub-Advisory Agreement Approval
A discussion of the basis for the Board’s approval of the Acquiring Fund’s advisory and sub-advisory agreements can be found in the Acquiring Trust’s March 31, 2020 semi-annual report.
Expense Limitation Agreement
Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure that each Fund’s total annual operating expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual expense limits set forth below. The contractual expense limits set forth in the table below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees, and other anticipated class specific expenses, if applicable. Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the applicable Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation. Fees waived and expenses reimbursed by Touchstone Advisors with respect to the Target Fund prior to the closing of the Reorganization may not be recouped by Touchstone Advisors following the closing of the Reorganization.

Fund	Expense Limit	Effective Through
Touchstone Sands Capital Institutional Growth Fund*	0.80%	April 30, 2021

Touchstone Sands Capital Select Growth Fund - Institutional Class	0.78%	November 30, 2021
*The Fund is a single class fund.

Other Service Providers
The Funds currently have the same service providers. Upon completion of the Reorganization, the Acquiring Fund will continue to engage its existing service providers, as set forth in the chart below.

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Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrative Agent	The Bank of New York Mellon
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

DESCRIPTION OF SHARES
Share Class Offerings. The Acquiring Fund is offering Institutional Class of shares pursuant to this Prospectus/Information Statement and the SAI. You will not pay any sales load, commission, or other similar fee in connection with the shares you will receive in the Reorganization. However, additional purchases, exchanges and redemptions of shares of a Fund will be subject to any sales loads, commissions, and other similar fees applicable to the Fund. For additional information regarding sales charges, sales charge reductions and waivers, and distribution fees applicable to Fund shares not offered in this Prospectus/Information Statement and the SAI, see the sections titled “Description of Shares” and “Investing with Touchstone” in the Acquiring Fund’s prospectus.
Institutional Class Shares
Institutional Class shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional Class shares are not subject to a Rule 12b-1 fee or contingent deferred sales charge ("CDSC").

Buying and Selling Fund Shares
Institutional Class shares of the Acquiring Fund have the below minimum investment requirements.

	Institutional Class
Minimum Investment Requirements	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. Existing Institutional Class shareholders may purchase shares directly through Touchstone Funds via the transfer agent, BNY Mellon or through their financial intermediary. Shares may be purchased or sold by writing to Touchstone Securities at P.O. Box 9878, Providence, Rhode Island 02940, calling 1.800.543.0407, or visiting the Touchstone Funds’ website: TouchstoneInvestments.com. You may only sell shares over the telephone or via the Internet if the value of the shares sold is less than or equal to $100,000. Shares held in qualified retirement plans cannot be sold via the Internet. If your shares are held by a processing organization or financial intermediary you will need to follow its purchase and redemption procedures. Touchstone Securities will forward the proceeds of your sale to you (or to your financial intermediary) within 7 days (normally within 3 business days) after receipt of a proper redemption request. Under normal conditions, each Fund typically expects to meet redemption requests through the use of the Fund's holdings of cash or cash equivalents, lines of credit, an interfund loan (as discussed in the Fund’s SAI) or by selling other Fund assets. Under unusual circumstances, such as a market emergency, when its Board deems it appropriate, a Fund may make payment for shares redeemed by tendering portfolio securities of the Fund taken at current value in order to meet the redemption request. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities. Until such time as the shareholder sells the securities they receive in-kind, the securities are subject to market risk. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash. The Funds may also use redemption in-kind for certain Fund shares held by ReFlow Fund, LLC, a liquidity program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. For more information about buying and selling shares, see the section “Investing with Touchstone” in each Fund’s prospectus or call (800) 543-0407.

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Exchange Privileges of the Funds
Each Fund has the same exchange privileges. The Funds are subject to the exchange privileges listed below.
Institutional Class shares of the Acquiring Fund are exchangeable for Institutional Class shares of any other Touchstone Fund as long as investment minimums and proper selling agreement requirements are met, although Touchstone Funds that are closed to new investors may not accept exchanges.

Institutional Class shareholders who are eligible to invest in Class R6 shares are eligible to exchange their Institutional Class shares for Class R6 shares of the same Fund, if offered in their state, and such an exchange can be accommodated by their financial intermediary

You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.
You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares. Touchstone Funds that are closed to new investors may not accept exchanges.
You may realize a taxable gain if you exchange shares of a Fund for shares of another fund.
DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS
Rule 12b-1 Distribution Plans. The Target Fund and Institutional Class shares of the Acquiring Fund are not subject to a fee pursuant to a Rule 12b-1 plan.
Additional Compensation to Financial Intermediaries. Touchstone Securities, the Trust’s principal underwriter, at its own expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Funds or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a periodic basis. These payments are generally based on a pro rata share of a dealer’s sales. Touchstone Securities may also provide compensation in connection with conferences, sales, or training programs for employees, seminars for the public, advertising, and other dealer-sponsored programs.
Touchstone Advisors, at its own expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for certain services including distribution, administrative, sub-accounting, sub-transfer agency or shareholder servicing activities. These additional cash payments to a financial intermediary are payments over and above sales commissions or reallowances, distribution fees or servicing fees (including networking, administration, and sub-transfer agency fees). These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary bears certain costs in connection with providing shareholder services to Fund shareholders. Touchstone Advisors may also reimburse Touchstone Securities for making these payments.
Touchstone Advisors and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold. The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and Touchstone Advisors or its affiliates may provide for increased rates of compensation as the dollar value of each Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. You should consult with your financial intermediary and review carefully any disclosure by the financial firm as to compensation received by your financial intermediary. Although each Fund may use financial firms that sell the Fund’s shares to effect portfolio transactions for the Fund, the Fund and Touchstone Advisors will not consider the sale of the Fund’s shares as a factor when choosing financial firms to effect those transactions. For more information on payment arrangements, please see the section entitled “Touchstone Securities” in the Funds’ SAI.

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Distribution Policy. Each Fund intends to distribute to its shareholders substantially all of its net income and net capital gains. Dividends, if any, are declared and paid annually by each Fund. Each Fund makes distributions of net capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.
After the Reorganization, shareholders of the Target Fund who currently have their dividends or distributions reinvested will have dividends or distributions received from the Acquiring Fund reinvested in Institutional Class shares of the Acquiring Fund. Shareholders of the Target Fund who have elected to receive dividends or distributions in cash will receive dividends or distributions from the Acquiring Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have both dividends and distributions reinvested in additional shares of the Acquiring Fund.
The Funds have each qualified and intend to remain qualified (for the Target Fund, through the Closing Date) to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must, among other things, distribute at least 90% of its net taxable and tax-exempt income and diversify its holdings as required by the Code. While so qualified, so long as a Fund distributes all of its investment company taxable income (determined without regard to the deduction for dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes.
INFORMATION ON SHAREHOLDERS’ RIGHTS
The following is a summary of certain important provisions of the governing instruments and governing laws applicable to the Acquiring Trust and the Target Trust, but is not a complete description. Further information about each Trust’s governance structure is contained in the Funds’ SAI and the Trust’s governing documents, which are on file with the SEC.
Organization and Governing Law. Each Fund is an open-end, management investment company. The Target Fund is a series of Touchstone Institutional Funds Trust, a Delaware Statutory Trust. The Acquiring Fund is a series of Touchstone Funds Group Trust, also a Delaware Statutory Trust. A Fund organized as a series of a Delaware statutory trust is governed by Delaware law and the trust’s declaration of trust and by-laws or similar instruments. The power and authority to manage the Funds and their affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. The Funds are governed by their respective Declarations of Trust (the “Declarations”) and By-Laws, both as amended, related or supplemented from time to time. The Funds are also governed by applicable federal law. Each Fund and its business and affairs are managed under the supervision of its Board of Trustees. The principal provisions of the Declarations are in Exhibit C.
Shares. When issued and paid for in accordance with their respective prospectuses, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable. Each share of a Fund represents an equal interest in such Fund, although the fees and expenses relating to each class may vary. Shares of each Fund are entitled to receive their pro rata (or proportionate) share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the applicable Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, or in additional Fund shares. In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.
Series and Classes. The declaration of trust of each Trust gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences of the shares of the shares of the series and classes.
Submission of Shareholder Proposals. The declaration of trust and by-laws of each Trust do not contain provisions requiring that a shareholder provide notice to the applicable Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although federal securities laws, which apply to each Fund, require that certain conditions be met to present any proposals at shareholder meetings.
Shareholder Information. Exhibit D to this Prospectus/Information Statement lists the name, address, and percent ownership of each person who, as of September 29, 2020, to the knowledge of each Fund, owned 5% or more of the outstanding shares of a class of the respective Fund. Exhibit D also lists those shareholders that would have owned 5% or more of the outstanding shares of a class of the combined Fund had the Reorganization taken place on September 29, 2020.

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FINANCIAL STATEMENTS AND EXPERTS
The Annual Reports with respect to the Target Fund and the Acquiring Fund have been incorporated by reference into this Prospectus/Information Statement in reliance upon the report of Ernst & Young LLP, located at 221 E. Fourth Street, Atrium Two-Suite 2900, Cincinnati, Ohio 45202, the independent registered public accounting firm for each Fund, given on their authority as experts in accounting and auditing. The Semiannual Reports with respect to the Target Fund and the Acquiring Fund have also been incorporated by reference into this Prospectus/Information Statement.
LEGAL MATTERS
Certain legal matters in connection with the issuance of the Acquiring Fund’s shares will be passed upon by K&L Gates LLP, located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.
ADDITIONAL INFORMATION
The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy materials, information statements and charter documents with the SEC. Reports and other information about the Funds are available on the EDGAR database of the SEC’s internet site at http://www.sec.gov. You may obtain copies of these reports and other information, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov.
Other Information
Information About the Distributor. Touchstone Securities and the Target Trust are parties to a distribution agreement (the “Distribution Agreement”) with respect to the Target Fund. Touchstone Securities’ principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. Touchstone Securities is a registered broker-dealer, and an affiliate of Touchstone Advisors by reason of common ownership. For the fiscal period ended March 31, 2020, the Target Fund did not pay Touchstone Securities any aggregate underwriting commissions.
Information About the Administrator. Touchstone Advisors serves as the Target Fund’s administrator pursuant to an administrative agreement between the Target Trust, on the Fund’s behalf, and Touchstone Advisors. Touchstone Advisors has engaged The Bank of New York Mellon, located at 4400 Computer Drive, Westborough, Massachusetts 01581, to serve as the Trust’s sub-administrator. For the fiscal period ended March 31, 2020, the Target Fund did not pay Touchstone Advisors administration fees.
Portfolio Transactions. There were no affiliated brokerage transactions for the Target Fund’s most recently completed fiscal period ended March 31, 2020.
Shareholders Sharing the Same Address. If two or more shareholders share the same address, only one copy of this Prospectus/Information Statement is being delivered to that address, unless the Target Trust has received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Target Trust will deliver promptly a separate copy of this Prospectus/Information Statement to a shareholder at a shared address. Please call (800) 543-0407 or forward a written request to the Target Trust, P.O. Box 9878, Providence, Rhode Island 02940 if you would like to (1) receive a separate copy of this Prospectus/Information Statement; (2) receive your annual reports or information statements separately in the future; or (3) request delivery of a single copy of annual reports or information statements if you are currently receiving multiple copies at a shared address.
FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. For each Fund, this information was audited by Ernst & Young LLP, an independent registered public accounting firm, except for the Target Fund information for the six months ended June 30, 2020 and the Acquiring Fund information for the six months ended March 31, 2020. Ernst & Young LLP’s report, along with each Fund’s financial statements and related notes, is included in each Funds’ Annual Report. You can obtain the Annual and Semi-Annual Reports for each Fund at no charge by calling (800) 543-0407 or by downloading a copy from the Touchstone Investments website at: TouchstoneInvestments.com/Resources. The Annual Reports and Semiannual Reports have been incorporated by reference in this Prospectus/Information Statement and the SAI.

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The financial highlights for Institutional Class shares of the Acquiring Fund are not included because this share class did not commence operations until September 1, 2020.

Touchstone Sands Capital Institutional Growth Fund
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2020		Year Ended December 31,
	(Unaudited)		2019		2018		2017		2016	2015
Net asset value at beginning of period	$22.33		$18.95		$20.58		$18.30		$21.18	$22.25
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.13)		(0.15)		(0.13)		(0.12)	(0.09)
Net realized and unrealized gains (losses) on investments	5.55		6.24		1.63		6.49		(1.69)	0.13
Total from investment operations	5.53		6.11		1.48		6.36		(1.81)	0.04
Distributions from:
Realized capital gains	—		(2.73)		(3.11)		(4.08)		(1.07)	(1.11)
Net asset value at end of period	$27.86		$22.33		$18.95		$20.58		$18.30	$21.18
Total return	24.77%	(A)	32.92%		6.27%		34.74%		(8.65)%	0.22%
Net assets at end of period (000's)	$2,054,985		$1,890,475		$1,581,589		$1,831,284		$2,093,949	$3,366,892
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	0.81%	(C)	0.81%		0.80%		0.80%		0.79%	0.79%
Gross expenses (including liquidity provider expenses)(B)	0.81%	(C)	0.81%		0.80%		0.80%		0.79%	0.79%
Net investment loss	(0.20)%	(C)	(0.58)%		(0.63)%		(0.54)%		(0.54)%	(0.37)%
Portfolio turnover rate	27%	(A)(D)	25%	(D)	22%	(D)	20%	(D)	40%	33%
(A)Not annualized.
(B)The ratio of net and gross expenses to average net assets excluding liquidity provider expenses was 0.79% for the six months ended June 30, 2020 and years ended December 31, 2019, 2018 and 2017. There were no liquidity provider expenses prior to 2017.
(C)Annualized.
(D)Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

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Touchstone Sands Capital Select Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$13.12		$17.73		$16.58		$16.14	$16.48	$18.15
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.06)		(0.21)		(0.34)	(0.28)	(0.15)
Net realized and unrealized gains (losses) on investments	0.13		(0.72)		4.72		2.94	1.47	(0.64)
Total from investment operations	0.11		(0.78)		4.51		2.60	1.19	(0.79)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$10.86		$13.12		$17.73		$16.58	$16.14	$16.48
Total return(A)	(0.18)%	(B)	(1.75)%		33.03%		19.63%	7.17%	(4.70)%
Ratios and supplemental data:
Net assets at end of period (000's)	$81,033		$89,299		$97,583		$89,860	$138,315	$230,783
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	1.30%	(D)	1.44%		1.43%		1.23%	1.07%	1.10%
Gross expenses (including liquidity provider expenses)(E)	1.30%	(D)	1.44%		1.43%		1.25%	1.09%	1.10%
Net investment loss	(0.88)%	(D)	(1.23)%		(1.28)%		(0.95)%	(0.81)%	(0.65)%
Portfolio turnover rate	22%	(B)(F)	25%	(F)	21%	(F)	22%	46%	29%

Touchstone Sands Capital Select Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$11.52		$16.20		$15.51		$15.36	$15.86	$17.62
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.51)		(0.24)		(0.79)	(0.52)	(0.30)
Net realized and unrealized gains (losses) on investments	0.08		(0.34)		4.29		3.10	1.55	(0.58)
Total from investment operations	0.07		(0.85)		4.05		2.31	1.03	(0.88)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$9.22		$11.52		$16.20		$15.51	$15.36	$15.86
Total return(A)	(0.40)%	(B)	(2.44)%		32.11%		18.77%	6.32%	(5.38)%
Ratios and supplemental data:
Net assets at end of period (000's)	$41,808		$50,079		$80,444		$73,516	$111,951	$163,237
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(C)	2.05%	(D)	2.19%		2.18%		1.98%	1.82%	1.85%
Gross expenses (including liquidity provider expenses)(E)	2.08%	(D)	2.21%		2.19%		2.01%	1.84%	1.85%
Net investment loss	(1.63)%	(D)	(1.98)%		(2.03)%		(1.70)%	(1.56)%	(1.40)%
Portfolio turnover rate	22%	(B)(F)	25%	(F)	21%	(F)	22%	46%	29%
(A)Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)Not annualized.
(C)The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.25%, 1.40% and 1.42% and for Class C were 2.00%, 2.15% and 2.17% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(D)Annualized.
(E)The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.25%, 1.40% and 1.42% and for Class C were 2.03%, 2.17% and 2.18% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

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Touchstone Sands Capital Select Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$14.14		$18.73		$17.29		$16.70	$16.96	$18.61
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.14)		(0.18)		(0.10)	(0.11)	(0.08)
Net realized and unrealized gains (losses) on investments	0.17		(0.62)		4.98		2.85	1.38	(0.69)
Total from investment operations	0.12		(0.76)		4.80		2.75	1.27	(0.77)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$11.89		$14.14		$18.73		$17.29	$16.70	$16.96
Total return	(0.01)%	(A)	(1.45)%		33.36%		19.89%	7.46%	(4.46)%
Ratios and supplemental data:
Net assets at end of period (000's)	$969,826		$1,089,979		$1,556,324		$1,775,755	$2,209,841	$3,198,758
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	1.05%	(C)(D)	1.19%	(D)	1.18%	(D)	0.98%	0.82%	0.83%
Gross expenses (including liquidity provider expenses)(E)	1.04%	(C)	1.18%		1.17%		0.99%	0.82%	0.83%
Net investment loss	(0.63)%	(C)	(0.98)%		(1.03)%		(0.70)%	(0.56)%	(0.39)%
Portfolio turnover rate	22%	(A)(F)	25%	(F)	21%	(F)	22%	46%	29%

Touchstone Sands Capital Select Growth Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2020		Year Ended September 30,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$13.14		$17.75		$16.58		$16.15	$16.49	$18.15
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.17)		(0.20)		(0.32)	(0.29)	(0.19)
Net realized and unrealized gains (losses) on investments	0.19		(0.61)		4.73		2.91	1.48	(0.59)
Total from investment operations	0.11		(0.78)		4.53		2.59	1.19	(0.78)
Distributions from:
Realized capital gains	(2.37)		(3.83)		(3.36)		(2.16)	(1.53)	(0.88)
Net asset value at end of period	$10.88		$13.14		$17.75		$16.58	$16.15	$16.49
Total return	(0.17)%	(A)	(1.69)%		33.10%		19.62%	7.24%	(4.70)%
Ratios and supplemental data:
Net assets at end of period (000's)	$363,716		$458,996		$611,071		$556,651	$777,930	$1,292,853
Ratio to average net assets:
Net expenses (including liquidity provider expenses)(B)	1.29%	(C)	1.43%		1.42%		1.22%	1.04%	1.08%
Gross expenses (including liquidity provider expenses)(E)	1.36%	(C)	1.49%		1.47%		1.28%	1.11%	1.13%
Net investment loss	(0.87)%	(C)	(1.22)%		(1.27)%		(0.94)%	(0.79)%	(0.64)%
Portfolio turnover rate	22%	(A)(F)	25%	(F)	21%	(F)	22%	46%	29%
(A)Not annualized.
(B)The ratio of net expenses to average net assets excluding liquidity provider expenses for Class Y were 1.00%, 1.15% and 1.17% and for Class Z were 1.24%, 1.39% and 1.41% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(C)Annualized.
(D)Net expenses include amounts recouped by the Advisor.
(E)The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class Y were 0.99%, 1.14% and 1.16% and for Class Z were 1.31%, 1.45% and 1.46% for the six months ended March 31, 2020 and for the years ended September 30, 2019 and 2018, respectively. There were no liquidity provider expenses prior to 2018.
(F)Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

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EXHIBIT A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of [•], 2020, among Touchstone Sands Capital Select Growth Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (the “Acquiring Trust”), a Delaware statutory trust; Touchstone Sands Capital Institutional Growth Fund (the “Target Fund,” and collectively with the Acquiring Fund, the “Funds”), a series of the Touchstone Institutional Funds Trust, a Delaware statutory trust (the “Target Trust” and together with the Acquiring Trust, the “Trusts”); and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only of this Agreement). Each Trust has its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization will consist of (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange solely for Institutional Class voting shares of beneficial interest, with no par value per share, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; and (ii) the pro rata distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation and termination of the Target Fund, all upon the terms and conditions in this Agreement (the “Reorganization”);

WHEREAS, the parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder;

WHEREAS, the Target Fund and the Acquiring Fund are each a separate investment series of an open‑end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Target Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the Trustees who are not “interested persons” of the Acquiring Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of Trustees of the Target Trust, including a majority of the Trustees who are not “interested persons” of the Target Trust, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Target Fund and its shareholders and that the interests of the shareholders of the Target Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR
THE ACQUIRING FUND SHARES AND ASSUMPTION OF TARGET FUND
LIABILITIES AND LIQUIDATION OF THE TARGET FUND

1.1 THE EXCHANGE. Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Target Trust, on behalf of the Target Fund, agrees to transfer all of the Target Fund’s assets to the Acquiring Fund as set forth in paragraph 1.2, free and clear of all liens, encumbrances and claims whatsoever. The Acquiring Trust, on behalf of the Acquiring Fund, agrees in exchange for the Target Fund’s assets (i) to deliver to the Target Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Target Fund, as set forth in paragraph 1.3. Such transactions shall take place at the Closing provided for in paragraph 3.1.

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1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, and claims (whether absolute or contingent, known or unknown) and receivables (including dividends or interest receivables), that is owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing (as defined below).

The Target Trust, on behalf of the Target Fund, has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Target Fund’s assets as of the date thereof. The Target Trust, on behalf of the Target Fund, represents that as of the date of the execution of this Agreement there have been no changes in the financial position of the Target Fund as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of portfolio securities, purchases and redemptions of Target Fund shares, the payment of its normal operating expenses and the distribution of its net income and net capital gain. The Target Trust, with respect to the Target Fund, reserves the right to buy and sell any securities or other assets in accordance with its investment objective and policies.

1.3 LIABILITIES TO BE ASSUMED. The Target Trust will endeavor to discharge all of the Target Fund’s known liabilities and obligations prior to the Valuation Time (as defined below). The Acquiring Fund shall assume all of the Target Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing as is practicable (the “Liquidation Date”), (a) the Target Fund will completely liquidate and distribute pro rata to the Target Fund’s shareholders of record of each class, determined as of the Closing (the “Target Fund Shareholders”), the Acquiring Fund Shares of the corresponding class (as set forth in paragraph 2.3) received by the Target Fund pursuant to paragraph 1.1; and (b) the Target Fund will proceed to terminate in accordance with applicable laws of the State of Delaware as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares, by class, due such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund and will be null and void. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange; Acquiring Fund Shares distributed to Target Fund Shareholders will be reflected on the books of the Acquiring Fund as uncertificated shares.

1.5 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of the Closing shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund is and shall remain the responsibility of the Target Fund up to and including the Closing Date and such later date on which the Target Fund is terminated.

1.7 TERMINATION. The Target Trust shall take all necessary and appropriate steps under applicable law to terminate the Target Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

1.8 WAIVER OF INVESTMENT MINIMUMS AND SALES LOADS. In connection with the Reorganization, any minimum investment amounts or sales loads applicable to initial investments in the Acquiring Fund will be waived with respect to the Target Fund Shareholders’ initial receipt of Acquiring Fund Shares in the Reorganization.

ARTICLE II
VALUATION

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2.1 VALUATION OF ASSETS. The value of the Target Fund’s assets to be acquired by the Acquiring Fund and the amount of the Target Fund’s liabilities to be assumed by the Acquiring Fund shall be computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (the “Valuation Time”), using the valuation procedures set forth in the Target Trust’s Declaration of Trust and the Target Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund and the Target Fund shall be the net asset value per share of such class of such Fund computed as of the Valuation Time, using the valuation procedures set forth each Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Target Fund’s net assets shall be determined with respect to each class by multiplying the outstanding shares of such class of the Target Fund by the ratio computed by dividing the net asset value per share of such class of the Target Fund by the net asset value per share of the corresponding class of the Acquiring Fund (as set forth below) as of the Valuation Time, determined in accordance with paragraph 2.2. Shareholders of record of the Target Fund at the Closing shall be credited with full and fractional Institutional Class Shares of the Acquiring Fund.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Target Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Target Fund.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the satisfaction or waiver of the condition precedent set forth in Articles VI, VII and VIII, the closing of the Reorganization (the “Closing”) shall take place on or about December 11, 2020 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. Eastern Time on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. Eastern Time at the offices of the Trusts, or at such other time or place as the parties hereto may agree.

3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the day on which the Valuation Time occurs (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such other date as the parties hereto may agree.

3.3 DELIVERY OF ASSETS. Delivery of the Target Fund’s assets will be made on the Closing Date and will be delivered to Brown Brothers Harriman & Co., the Acquiring Fund’s custodian (the “Custodian”), for the account of the Acquiring Fund, in accordance with the customary practices of the Custodian, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered will be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund. If the Target Trust, on behalf of the Target Fund, is unable to make delivery to the Custodian pursuant to this paragraph 3.3 of any assets for the reason that any of such assets have not yet been delivered to the Target Fund by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Trust, on behalf of the Target Fund, will deliver with respect to said assets executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty,

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together with such other documents as may be required by the Acquiring Trust, on behalf of the Acquiring Fund, or the Custodian, including broker confirmation slips.
3.4 TRANSFER AGENT CERTIFICATES. The Target Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders and the number, class and percentage ownership of outstanding shares owned by each such shareholder as of the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Target Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund. At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other Fund or its counsel may reasonably request.
3.5 CUSTODIAN CERTIFICATES. The Target Fund shall cause the custodian for the Target Fund to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Acquiring Fund shall cause the Custodian for the Acquiring Fund to deliver to the Target Fund at the Closing a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund’s portfolio securities, cash and any other assets on the Closing Date.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE TARGET FUND. The Target Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Fund is a separate investment series of the Target Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b) The Target Fund is a separate investment series of the Target Trust, which is registered as an investment company classified as a management company of the open‑end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c) The current prospectus and statement of additional information of the Target Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d) The Target Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of the Target Trust’s Declaration of Trust or By‑Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound.

(e) The Target Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it on or prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the Reorganization. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.

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(g) The audited financial statements of the Target Fund dated December 31, 2019 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of such date, and there are no known contingent liabilities of the Target Fund as of such date not disclosed therein.

(h) Since the date of the financial statements referred to in subsection (g) above, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(i) All federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Target Fund required to be paid (whether or not shown as due on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsections (g) and (h) above are properly reflected on such financial statements. To the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Target Fund.

(j) For each taxable year of its operations (including the taxable year ending on the Closing Date), the Target Fund has been or will be treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met or will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code, and will have distributed on or prior to the Closing Date all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code, and its net capital gain (as such terms are defined in the Code) after reduction for any available capital loss carryover as of the Closing Date, in each case that has accrued or will accrue on or prior to the Closing Date.

(k) The Target Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(l) All issued and outstanding shares of the Target Fund are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non‑assessable by the Target Fund. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund shares, nor is there outstanding any security convertible into any Target Fund shares.

(m) At the Closing, the Target Fund will have good and marketable title to the Target Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Trust’s Board of Trustees and this Agreement constitutes a valid and legally binding obligation of the Target Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

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(o) The information furnished by the Target Fund for use in no‑action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(p) The Target Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Information Statement, all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the Reorganization. The Prospectus/Information Statement included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Target Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is a separate investment series of the Acquiring Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b) The Acquiring Fund is a separate investment series of the Acquiring Trust, which is registered as an investment company classified as a management company of the open‑end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The current prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Trust’s Declaration of Trust or By‑Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to the Target Fund and accepted by the Target Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization or the transactions contemplated herein.

(f) The audited financial statements of the Acquiring Fund dated September 30, 2019 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Target Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g) Since the date of the financial statements referred to in subsection (f) above, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Target Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

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(h) All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown as due on any such return or report) have been paid or provision shall have been made for the payment thereof and any such unpaid taxes as of the date of the financial statements referred to in subsections (f) and (g) above are properly reflected on such financial statements. To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment or deficiency for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(i) For each taxable year of its operation, the Acquiring Fund has been treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to compute and has computed its federal income tax under Section 852 of the Code. In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.

(j) All issued and outstanding Acquiring Fund shares are, and at the Closing will be, duly and validly issued and outstanding, fully paid and non‑assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

(k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust’s Board of Trustees and this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non‑assessable by the Acquiring Fund.

(m) The information furnished by the Acquiring Fund for use in no‑action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(n) The Prospectus/Information Statement included in the Registration Statement (only as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Target Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include purchases and redemptions of shares, customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

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5.2 INVESTMENT REPRESENTATION. The Target Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.3 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund shares.

5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.5 TAX STATUS OF REORGANIZATION. It is the intention of the parties hereto that the transaction contemplated by this Agreement with respect to the Target Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. Except as otherwise expressly provided in this Agreement, none of the Trusts, the Target Fund, or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP to render the tax opinion contemplated in this Agreement.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it at or before the Closing, and, in addition, the following further condition:

6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing. The Acquiring Fund shall have delivered to the Target Fund at the Closing a certificate executed in its name by the Acquiring Trust’s President or Vice President, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters as the Target Fund shall reasonably request.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Target Fund of all the obligations to be performed by it at or before the Closing and, in addition, the following conditions:

7.1 All representations and warranties of the Target Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing with the same force and effect as if made at and as of the Closing. The Target Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed in its name by the Target Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund’s assets and liabilities, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing, certified by the Treasurer or Assistant Treasurer of the Target Trust.

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ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
FUND AND THE TARGET FUND

If any of the conditions set forth below have not been satisfied at or before the Closing with respect to the Target Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:

8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the Reorganization.

8.2 All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no‑action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party may for itself waive any of such conditions.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.5 Prior to the Valuation Time, the Target Trust, with respect to the Target Fund, shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Target Fund’s shareholders at least all of the Target Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code) for all taxable years or periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), the excess of the Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code for all taxable years or periods ending on or before the Closing Date, and all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code) realized in all taxable years or periods ending on or before the Closing Date (after reduction for any available capital loss carryforward).

8.6 Each of the Acquiring Fund and the Target Fund shall have received an opinion of K&L Gates LLP substantially to the effect that, for federal income tax purposes:

(a) The transfer by the Target Fund of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquiring Fund Shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Target Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of substantially all the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Target Fund.

(c) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of substantially all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

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(d) No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Target Fund solely for Acquiring Fund Shares.

(e) The aggregate basis of the Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

(f) The holding period of the Acquiring Fund Shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.

(g) The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

(h) The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquiring Fund, the Target Fund, or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized for federal income tax purposes (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations, and such representations as K&L Gates LLP may reasonably request. The Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX
EXPENSES

9.1 Except as otherwise provided, all expenses of the Reorganization incurred by the Target Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trusts and the Funds. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Target Fund shareholders are residents as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; and (g) legal fees.

9.2 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Code.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

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10.1 The Acquiring Fund and the Target Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI
TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Target Fund. In addition, the Acquiring Trust or Target Trust, on behalf of the Acquiring Fund or the Target Fund, respectively, may at its option terminate this Agreement at or prior to the Closing because:

(a) of a breach by the other of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing, if not cured within 30 days; or

(b) a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Target Fund, each Trust, or its Trustees or officers, to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII
AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions of that state; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4 This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any Fund without the written consent of the other Fund. Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5 With respect to the Trusts, the names used in this Agreement refer respectively to the Trusts and the Funds and, as the case may be, the Trustees, as trustees but not individually or personally, acting in the case of each Trust, each Trust’s Restated Agreement and Declaration of Trust, as amended, which are filed with the Secretary of the State of Delaware and also on file at the principal office of each Trust. The obligations of the Trusts entered into

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in the name or on behalf of any of the Trustees, representatives, or agents of the Trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trusts personally, but bind only the property of the applicable Fund and all persons dealing with the Target Fund or the Acquiring Fund must look solely to property belonging to the Target Fund or the Acquiring Fund, as the case may be, for the enforcement of any claims against the Target Fund or the Acquiring Fund, respectively.

[SIGNATURE PAGE FOLLOWS]

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IN WITNESS WHEREOF, the parties hereto have duly executed this Agreement, all as of the date first written above.
TOUCHSTONE INSTITUTIONAL FUNDS TRUST,
on behalf of Touchstone Sands Capital Institutional Growth Fund

By:
Name:
Title:
TOUCHSTONE FUNDS GROUP TRUST,
on behalf of Touchstone Sands Capital Select Growth Fund

By:
Name:
Title:

For purposes of paragraph 9.1 only:
TOUCHSTONE ADVISORS, INC.

By:
Name:
Title:

By:
Name:
Title:

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EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS

Each Fund has adopted certain fundamental investment limitations.

A fundamental investment limitation may not be changed with respect to a Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding shares of a Fund means the vote of the lesser of (1) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund.

A non-fundamental investment limitation may be amended by the Board without a vote of shareholders. Each Fund is a non-diversified fund.

Below is a comparison of the fundamental limitations that apply to each Fund.

Several of these fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

Touchstone Sands Capital Institutional Growth Fund	Touchstone Sands Capital Select Growth Fund
Diversification. The Fund may not invest 25% or more of the value of its total assets in the securities (other than U.S. government securities) of issuers engaged in any single industry or group of industries.

Diversification. The Fund may not purchase any securities which would cause 25% or more of the net assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States government, its agencies or instrumentalities.

Borrowing. The Fund may not borrow money except from banks and then in an amount which does not exceed 331/3% of the value of its total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

Borrowing. The Fund may not borrow money from banks in an amount which exceeds 331/3% of the value of its total assets (including the amount borrowed) less a Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

Real Estate. The Fund may not purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

Real Estate. The Fund may not purchase or sell real estate, although it may purchase or sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein (including REITs).

Commodities. The Fund may not purchase or sell physical commodities or commodity contracts, except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Commodities. The Fund may not purchase or sell physical commodities (which shall not, for purposes of this restriction, include currencies), or commodities contracts, except that the Fund may (i) purchase or sell marketable securities issued by companies which own or invest in commodities (including currencies), or commodities contracts; and (ii) enter into commodities and futures contracts relating to securities, currencies, indexes or any other financial instruments, such as financial futures contracts and options on such contracts.

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Loans. The Fund may not make loans of money or securities to other persons, except through purchasing fixed-income securities, lending fund securities or entering into repurchase agreements in a manner consistent with the Fund’s investment policies.

Loans. The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies. The loans cannot exceed 33 1/3% of the Fund’s assets. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions which may be granted to the Fund by the SEC.

For example, at a minimum, the Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

Senior Securities. The Fund may not issue senior securities.	Senior Securities. The Fund may not issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation, or order of the SEC, or SEC staff interpretation.
Underwriting. The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with the disposition of its fund securities.
Underwriting. The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security or when selling its own shares.

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EXHIBIT C: DECLARATIONS OF TRUST

For purposes of the table below, the Board of Trustees of Touchstone Institutional Funds Trust and Touchstone Funds Group Trust is the “Board” or the “Trustees.”

	Touchstone Institutional Funds Trust	Touchstone Funds Group Trust
Form of Organization	Delaware statutory trust
Preemptive Rights	None	None
Conversion Rights	Shareholders shall have the right to exchange shares for shares of one or more other series of shares in accordance with such requirements and procedures as may be established by the Trustees.	Shareholders shall have the right to exchange shares for shares of one or more other series of shares in accordance with such requirements and procedures as may be established by the Trustees.
Shareholder Meetings	The Fund is not required to hold annual shareholder meetings under its declaration of trust and by-laws.	The Fund is not required to hold annual shareholder meetings under its declaration of trust and by-laws.
Right to Call Shareholder Meetings
Meetings of the shareholders may be called by the Trustees for the purpose of electing Trustees and for such other purposes as may be prescribed by law, by the declaration of trust or by the by-laws. Meetings of shareholders may be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of shareholders for the purpose of electing or removing Trustees may be called by the Trustees upon their own vote or upon the demand of shareholders owning 10% or more of the shares of the Trust in the aggregate. Meetings of the shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) for the purpose of voting on the removal of any Trustee, requested in writing by Shareholders holding at least ten percent (10%) of the outstanding Shares entitled to vote.
Meetings of the shareholders may be called by the Trustees for the purpose of electing Trustees and for such other purposes as may be prescribed by law, by the declaration of trust or by the by-laws. Meetings of shareholders may be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of shareholders for the purpose of electing or removing Trustees may be called by the Trustees upon their own vote or upon the demand of shareholders owning 10% or more of the shares of the Trust in the aggregate. A meeting of the shareholders may be called at any time by the Board or by the Chair of the Board or by the President.
Notice of Meetings
Notice of all meetings of the Shareholders,
stating the time, place and purposes of the meeting, shall be given by the Secretary by delivering or mailing, postage prepaid, to each Shareholder at his or her address as recorded on the register of the Trust at least (10) days and not more than ninety (90) days before the meeting.
Written notice of any meeting of shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days, but not more than 75 days, before such meeting, postage prepaid, stating the time and place of the meeting, to each shareholder at the shareholder’s address as it appears on the records of the Trust. The notice shall specify the place, date and hour of the meeting, and the general nature of the business to be transacted.

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Record Date for Meetings	For the purpose of determining the Shareholders who are entitled to notice of and to vote at any meeting, the Trustees may from time to time close the transfer books for such period, not exceeding thirty (30) days, as the Trustees may determine; or without closing the transfer books the Trustees may fix a date not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the persons to be treated as Shareholders of record for such purpose.	For purposes of determining the shareholders entitled to notice of any meeting or to vote or entitled to give consent to action without a meeting, the Board of Trustees may fix in advance a record date which shall not be more than ninety (90) days nor less than seven (7) days before the date of any such meeting as provided in the Agreement and Declaration of the Trust.
Quorum for Meetings and Adjourn-ments	Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, 40% of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. Any meeting of shareholders may be adjourned by a majority of the votes properly cast upon the question of adjourning a meeting, whether or not a quorum is present.	Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, 40% of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. Any meeting of shareholders may be adjourned by a majority of the votes properly cast upon the question of adjourning a meeting, whether or not a quorum is present.
Shareholder Votes Required for Approval of Matters at Meetings	A majority of the shares voted, at a meeting of which a quorum is present, shall decide any questions, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the declaration of trust or the by-laws.	When a quorum is present at any meeting, a majority of the shares voted shall decide any questions, except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law.
Vote Required for Election of Trustees
A plurality of the shares voted, at a meeting at which a quorum is present, shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the declaration of trust or the by-laws. In the event that less than a majority of the Trustees holding office have been elected by the Shareholders, the Trustees then in office shall call a Shareholders' meeting for the election of Trustees.
When a quorum is present at any meeting, a plurality shall elect a Trustee, except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law.

C-2

Votes Required for Approval of Reorgani-zation
Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by applicable law (1) may cause the Trust to merge or consolidate with or into one or more trusts (or series thereof to the extent pem1itted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof and is formed under the laws of the United States or of a state, commonwealth, possession or colony of the United States; (2) caused the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (3) transfer a substantial portion of its assets to one or more other investment companies registered under the 1940 Act.

The Trustees may cause the Trust, its series, or its shares to be merged into, consolidated with, converted into, or exchanged with beneficial interests in another trust or company, as authorized by the vote of a majority of the outstanding shares so affected.

Notwithstanding the above, any series created on or after August 14, 1998 may (1) consolidate or merge with one or more other trusts, partnerships, associations or corporations, including any series or class thereof; or (2) transfer a substantial portion of its assets to one or more other trusts, partnerships, associations or corporations, including any series or class thereof, without the approval of shareholders of such series if the transaction is authorized by vote of a majority of the Trustees.

Votes Required for Liquidation of a Fund	Any series may be terminated at any time by a vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of the series.	Any series may be terminated at any time by a vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of the series.
Removal of Trustees	Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust.	Any Trustee may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust.

C-3

Personal Liability of Trustees, Officers and Share-holders
A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall not be personally liable for monetary damages for breach of fiduciary duty as a trustee except in cases in which (i) the Trustee breaches the duty of loyalty to the Trust or its Shareholders, (ii) an act or omission not in good faith or that involves intentional misconduct or a knowing violation of law, (iii) the Trustee derived an improper personal benefit. The Trustees shall not be responsible or Liable in any event for any neglect or wrong-doing of any officer, agent, employee, Adviser or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee.

All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the shareholders nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees shall be conclusively deemed to have been issued, executed or done only in or with respect to their capacity as a Trustee and such Trustee shall not be personally liable thereon.

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment advisor or principal underwriter of the Trust, nor shall any trustee be responsible for the act or omission of any other Trustee. Trustees shall not be liable for errors of judgment or mistakes of fact or law. Trustees may take advice of counsel or other experts with respect to the operation of the Trust and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. Neither the Trust, Trustees or officers, employees or agents shall have the power to bind personally any shareholder or call upon any shareholder for the payment other than such as the shareholder may at any time personally agree to pay.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees shall be conclusively deemed to have been issued, executed or done only in or with respect to their capacity as a Trustee and such Trustee shall not be personally liable thereon.

Indemnification of Trustees	The Trust shall indemnify each Person who is, or has been, a Trustee, a trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.	The Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to their duties as Trustees, except with respect to liability to the Trust or any shareholder to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

C-4

Rights of Inspection	The original or a copy of the declaration of trust instrument and of each restatement and/or amendment hereto shall be kept at the office of the Trust where it may be inspected by any shareholder. The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the shareholders.	The declaration of trust and each amendment shall be kept at the office of the Trust where it may be inspected by any shareholder. The by-laws, as amended from time to time, shall be open to inspection by the shareholders at all reasonable times during office hours. Minutes and accounting books and records shall be open to inspection upon the written demand by any shareholders at any reasonable time during usual business hours of the Trust for a purpose reasonably related to the holder’s interests as a shareholder.
Number of Authorized Shares; Par Value	Unlimited; no par value per share.	Unlimited; $0.01 par value per share.
Number of Votes	Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.	Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees.
Amendment of Governing Instruments
Except as provided in Article VIII, Section 4 of the declaration of trust, the Trustees may, without shareholder vote, restate, amend or otherwise supplement the declaration of trust. Shareholders shall have the right to vote: (i) on any amendment that would affect their right to vote granted in Article V, Section 1; (ii) on any amendment in Article VIII, Section 4; (iii) an any amendment for which a Shareholder vote may be required by applicable law or y the Trust’s registration statement; and (iv) any amendment submitted to them by the Trustees.

The by-laws, or any of them, may be altered, amended or repealed, or new by-laws may be adopted by (a) a vote of holders of the majority of the outstanding shares entitled to vote or (b) by the Trustees, provided, however, that no by-laws may be amended, adopted or repealed by the Trustees if such amendment, adoption or repeal is required by applicable law, the declaration of trust or these by-laws, to be submitted to a vote of the shareholders.

The declaration of trust may be restated and/or amended at any time by an instrument in writing signed by a majority of the then Trustees and, if required, by approval of such amendment by a majority of shareholders.

The by-laws may be amended or repealed by the affirmative vote or written consent or a majority of shareholders or by the Trustees.

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EXHIBIT D: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of September 29, 2020, the total number of shares of each of the Target Fund and the Acquiring Fund was as follows:

Fund	Number of Shares
Touchstone Sands Capital Institutional Growth Fund
Total	72,477,271.127

Touchstone Sands Capital Select Growth Fund
Class A	9,500,671.121
Class C	2,491,035.929
Class Y	82,830,369.507
Class Z	28,519,034.953
Class R6	821,750.035
Institutional Class	126.179
Total	124,162,987.724

As of September 29, 2020, the Officers and Trustees owned less than 1% of any class of the Target Fund or the Acquiring Fund.

As of September 29, 2020, the following persons owned of record or beneficially 5% or more of the outstanding classes of the Target Fund and the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization
SANDS CAPITAL SELECT GROWTH FUND	MLPF & S THE SOLE BENEFIT OF FOR IT'S CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	CLASS A	2,592,318.498	27.29%	27.29%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	CLASS A	2,063,266.767	21.72%	21.72%
	WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	CLASS A	974,223.513	10.25%	10.25%
	WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	CLASS C	495,800.113	19.90%	19.90%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	CLASS C	403,519.898	16.20%	16.20%

D-1

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	CLASS C	347,935.906	13.97%	13.97%
	UBS WM USA FBO SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	CLASS C	288,186.055	11.57%	11.57%
	LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	CLASS C	176,037.486	7.07%	7.07%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	CLASS C	137,041.824	5.50%	5.50%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	CLASS C	132,931.974	5.34%	5.34%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS MN 55402-4400	CLASS C	129,814.373	5.21%	5.21%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	CLASS Y	22,744,222.577	27.46%	27.46%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	CLASS Y	11,121,161.860	13.43%	13.43%
	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	CLASS Y	9,463,186.227	11.42%	11.42%
	MLPF & S THE SOLE BENEFIT OF FOR IT'S CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	CLASS Y	8,917,411.625	10.77%	10.77%

Fund	Name and Address	Class of Shares	Number of Shares	Percentage of Ownership of Class of Fund before the Reorganization	Percentage of Ownership of Class of Combined Fund after the Reorganization
	CHARLES SCHWAB CO INC ATTN MUTUAL FUNDS TEAM S 4500 CHERRY CREEK 3 DR S FL DENVER CO 80209-0000	CLASS Y	7,947,327.333	9.59%	9.59%
	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	CLASS Z	18,345,033.106	64.33%	64.33%
	CHARLES SCHWAB CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	CLASS Z	5,772,678.016	20.24%	20.24%
	REFLOW FUND LLC 650 CALIFORNIA ST STE 2700 SAN FRANCISCO CA 94108	CLASS R6	821,623.856	99.98%	99.98%
	TOUCHSTONE ADVISORS INC ATTN CORP ACCOUNTING 303 BROADWAY SUITE 1100 CINCINNATI OH 45202-0000	INSTITUTIONAL CLASS	126.179	100.00%	0.00%
SANDS CAPITAL INSTITUTIONAL GROWTH FUND	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	INSTITUTIONAL CLASS	19,141,465.812	26.41%	26.41%
	NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	INSTITUTIONAL CLASS	10,678,383.571	14.73%	14.73%
	WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	INSTITUTIONAL CLASS	6,443,667.423	8.89%	8.89%

D-3

The information contained in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not a solicitation of an offer to buy these securities, in any jurisdiction where the offer or sale is not permitted.

SUBJECT TO COMPLETION
DATED OCTOBER 15, 2020

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2020

Touchstone Institutional Funds Trust
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated [ ], 2020, relating specifically to the (i) the transfer of all the assets of the Touchstone Sands Capital Institutional Growth Fund (the “Target Fund”), a series of Touchstone Institutional Funds Trust (the “Target Trust”), to the Touchstone Sands Capital Select Growth Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (the “Acquiring Trust”), in exchange solely for Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata (or proportionate) distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization, which is discussed in more detail in the Prospectus/Information Statement.

A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to the Acquiring Trust or Target Trust at the telephone number or address set forth above or by visiting the Touchstone website at TouchstoneInvestments.com/Resources.

Table of Contents

A. General Information	1
B. Incorporation by Reference	1
C. Pro Forma Financial Information (Unaudited)	1

A.    General Information

This SAI relates to (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Institutional Class shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the pro rata distribution by class of the Acquiring Fund’s shares to the Target Fund’s shareholders in complete liquidation and termination of the Target Fund.

Further information is included in the Prospectus/Information Statement and in the documents listed below, which are incorporated by reference into this SAI. Copies of the Prospectus/Information Statement and the documents listed below may be obtained upon request, and without charge, by writing to Touchstone Institutional Funds Trust or Touchstone Funds Group Trust at P.O. Box 9878, Providence, RI 02940, by calling (800) 543-0407 toll-free, or by visiting TouchstoneInvestments.com/Resources. In addition, the currently effective SAI relating to the Institutional Class shares of the Acquiring Fund is included as Exhibit A to this SAI.

B.    Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)Prospectus relating to the Touchstone Sands Capital Institutional Growth Fund dated April 30, 2020, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 033-119865, Accession No. 0001174490-20-000005).

(2)Prospectus relating to the Touchstone Sands Capital Select Growth Fund Institutional Class Shares and Class R6 Shares dated September 1, 2020, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 0333-70958, Accession No. 0000914243-20-000106).

(3)SAI relating to the Touchstone Sands Capital Institutional Growth Fund dated April 30, 2020, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 033-119865, Accession No. 0001174490-20-000005).

(4)SAI relating to the Touchstone Sands Capital Select Growth Fund Institutional Class Shares and Class R6 Shares dated September 1, 2020, as supplemented through the date of this SAI (previously filed on EDGAR, File No. 333-70958, Accession No. 0000914243-20-000106).

(5)Annual Report relating to the Touchstone Sands Capital Institutional Growth Fund for the fiscal year ended December 31, 2019 (previously filed on EDGAR, File No. 811-21113, Accession No. 0001104659-20-027956).

(6)Annual Report relating to the Touchstone Sands Capital Select Growth Fund for the fiscal year ended September 30, 2019 (previously filed on EDGAR, File No. 811-08104, Accession No. 0001104659-19-068665).

(7)Semi-Annual Report relating to the Touchstone Sands Capital Institutional Growth Fund for the six-month period ended June 30, 2020 (previously filed on EDGAR, File No. 811-21113, Accession No. 0001104659-20-101419).

(8)Semi-Annual Report relating to the Touchstone Sands Capital Select Growth Fund for the six-month period ended March 31, 2020 (previously filed on EDGAR, File No. 811-08104, Accession No. 0001104659-20-068786).

C. Pro Forma Financial Information (Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the Acquiring Fund as of March 31, 2020.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as if the Reorganization had been completed as of the beginning of the twelve-month period ended March 31, 2020.

Target Fund	Acquiring Fund
Touchstone Sands Capital Institutional Growth Fund, a series of the Touchstone Institutional Funds Trust	Touchstone Sands Capital Select Growth Fund, a series of the Touchstone Funds Group Trust

Note 2—Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Target Fund or its shareholders as a direct result of the Reorganization. The Target Fund is a series of the Touchstone Institutional Funds Group Trust, an open-end management investment company. The Acquiring Fund is a series of Touchstone Funds Group Trust, also an open-end management investment company. The Reorganization would be accomplished by the transfer of all the assets and all the liabilities of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund, the pro-rata distribution of such shares to the shareholders of the Target Fund, and liquidation and termination of the Target Fund.

The Target Fund shareholders would have received 124,342,752 Institutional Class shares of the Acquiring Fund had the Reorganization been completed on March 31, 2020.

In accordance with U.S. generally accepted accounting principles, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to the surviving fund (which will be the Acquiring Fund). The table below sets forth the net assets of each Fund and the pro forma net assets of the combined Fund as of March 31, 2020.

Fund	Net Assets	As of Date
Touchstone Sands Capital Institutional Growth Fund (Target Fund)	$1,478,435,319	March 31, 2020
Touchstone Sands Capital Select Growth Fund (Acquiring Fund)	$1,456,382,691	March 31, 2020
Touchstone Sands Capital Select Growth Fund (Pro Forma Fund)	$2,934,818,010	March 31, 2020
Note 3—Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Fund financial information as if the Reorganization had been in effect on the first day of the twelve-month period ended March 31, 2020 using the fees and expenses information shown in the Prospectus/Information Statement. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the average net assets of the beginning of the twelve-month period ended March 31, 2020. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization.

Fee and Expense Increase (Decrease)

	Acquiring Fund After Reorganization
Net Expense Category	Dollar Amount	Percentage
Investment Advisory Fees(1)	$(6,103,961)	(0.1695)%
Administration fees(2)	$2,587,001	0.0719%
Transfer Agent Fees(2)	$500,000	0.0139%
Report to Shareholders(2)	$30,000	0.0008%
Trustee Fees(2)	$1,310	0.0000%
Other Expenses(2)	$47,669	0.0013%
Reimbursement(3)	$(100,764)	(0.0028)%
Total Pro Forma Net Expense Adjustment	$(3,038,745)	(0.0844)%

(1) Reflects the impact of applying the Acquiring Fund’s investment advisory fee rates to the combined Acquiring Fund’s average net assets.
(2) Reflects the anticipated increase (reduction) of certain expenses as a result of the Reorganization.
(3) Reflects the increase in expense reimbursement payments the investment advisor would have made to the combined Fund reflecting the expense limitation applied to each share class of the combined Acquiring Fund as if the Reorganization had occurred on the first day of the twelve-month period ended March 31, 2020.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization.

Note 4—Reorganization Costs

Touchstone Advisors, Inc. estimates that expenses for the Reorganization will be approximately $75,000 (or 0.01% of the Target Fund's net assets as of June 30, 2020). These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganization. Touchstone Advisors, Inc., and not the Target Fund or the Acquiring Fund, will pay the Funds’ costs of the Reorganization whether or not the Reorganization is completed.

Note 5—Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio managers, portfolio composition, investment goal, expense structure and investment policies and limitations of the Acquiring Fund.

Note 6—Capital Loss Carryforwards

As of December 31, 2019 and September 30, 2019, respectively, for U.S. federal income tax purposes, both the Target Fund and the Acquiring Fund had no capital loss carryforwards.

3

Exhibit A

TOUCHSTONE FUNDS GROUP TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 1, 2020

	Institutional Class	Class R6
Touchstone Sands Capital Select Growth Fund	TISNX	TSNRX

This Statement of Additional Information (“SAI”) is not a prospectus and relates only to Institutional Class shares and Class R6 shares of the above-referenced fund (the “Fund”). It is intended to provide additional information regarding the activities and operations of Touchstone Funds Group Trust (the “Trust”) and should be read in conjunction with the Fund’s prospectus dated September 1, 2020, as may be amended. The Fund’s audited financial statements for the fiscal year ended September 30, 2019, including the notes thereto and the report of Ernst & Young LLP thereon, included in the annual report to shareholders (the “Annual Report”), are hereby incorporated into this SAI by reference. No other parts of the Trust's Annual Report are hereby incorporated by reference. A copy of the prospectus and the Annual Report may be obtained without charge by writing to the Trust at P.O. Box 9878, Providence, Rhode Island 02940, by calling 1.800.543.0407, or by downloading a copy at TouchstoneInvestments.com.

THE TRUST

Touchstone Funds Group Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated October 25, 1993, as amended ("the Declaration of Trust”). Prior to November 20, 2006, the name of the Trust was Constellation Funds. Effective November 20, 2006, the Trust’s name changed to Touchstone Funds Group Trust. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares. Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series. This SAI relates to Institutional Class shares and Class R6 shares of Touchstone Sands Capital Select Growth Fund (the "Fund"), a series of the Trust. The Fund is a non-diversified open-end management investment company.

Touchstone Advisors, Inc. (the "Advisor") is the investment advisor and administrator for the Fund. The Advisor has selected one or more sub-advisor(s) to manage, on a daily basis, the assets of the Fund. The Advisor has sub-contracted certain of the Trust complex's administrative and accounting services to The Bank of New York Mellon and the Trust's Transfer Agent services to BNY Mellon Investment Servicing (US) Inc. (collectively referred to herein as "BNY Mellon"). Touchstone Securities, Inc. (“Touchstone Securities” or the “Distributor”) is the principal distributor of the Fund’s shares. Touchstone Securities is an affiliate of the Advisor.

The Fund offers six separate classes of shares: Classes A, C, Y, Z, R6 and Institutional Class. Classes A, C, Y and Z shares are offered in a separate prospectus. The shares of the Fund represent an interest in the same assets of that Fund. The shares have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders and may have different investment minimums. The Board of Trustees (the “Board”) may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

History of the Fund

From the Fund’s inception on August 11, 2000 until August 1, 2004, the Fund operated as the Pitcairn Select Growth Fund and was managed by Sands Capital Management, LLC ("Sands Capital").  On August 1, 2004, the Pitcairn Select Growth Fund was reorganized into the Constellation Sands Capital Select Growth Fund. On November 20, 2006, the Constellation Sands Capital Select Growth Fund was renamed the Touchstone Sands Capital Select Growth Fund.  Sands Capital remained as the sub-advisor after the change.

PERMITTED INVESTMENTS AND RISK FACTORS

The Fund’s principal investment strategies and principal risks are described in the Fund’s prospectus. The following supplements the information contained in the prospectus concerning the Fund’s principal investment strategies and principal risks. In addition, although not principal strategies of the Fund, the Fund may invest in other types of securities and engage in other investment practices as described in the prospectus or in this SAI. Unless otherwise indicated, the Fund is permitted to invest in each of the investments listed below, or engage in each of the investment techniques listed below consistent with the Fund’s investment goals, investment limitations, policies and strategies. In addition to the investment limitations set forth under the section of this SAI entitled "Investment Limitations", the investment limitations below are considered to be non-fundamental policies, which may be changed at any time by a vote of the Trust’s Board, unless designated as a “Fundamental” policy. In addition, any stated percentage limitations are measured at the time of the purchase of a security.

ADRs, ADSs, EDRs, CDRs, and GDRs. American Depositary Receipts (“ADRs”) and American Depositary Shares (“ADSs”) are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), and Global Depositary Receipts (“GDRs”) may also be purchased by the Fund. EDRs, CDRs and GDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs, GDRs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer of the underlying foreign securities. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Borrowing and Leveraging. The Fund may borrow money from banks (including their custodian bank) or from lenders to the extent permitted by applicable law. The 1940 Act requires the Fund to maintain asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of at least 300% for all such borrowings. If at any time the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of its borrowings to the extent necessary to meet this test. The Fund will not make any borrowings or enter into a reverse repurchase agreement or dollar roll transaction that would cause its outstanding borrowings to exceed one-third of the value of its total assets.

Leveraging the Fund through borrowing or other means (e.g., certain uses of derivatives) creates an opportunity for increased net income, but at the same time, creates special risk considerations. Leveraging creates interest expenses for the Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. Interest rate arbitrage transactions, reverse repurchase agreements and dollar roll transactions create leverage and must be fully collateralized by assets segregated or earmarked by the Fund’s custodian or otherwise “covered.” In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These leverage transactions involve a number of risks; including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.

Common Stocks. Common stocks are securities that represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the board of directors of the issuing company.

Cyber Security Risk.  The Fund and its service providers may be subject to operational and information security risks resulting from cyber security breaches. Cyber security breaches may result from deliberate cyber attacks, although unintentional events may have effects similar to those caused by cyber attacks. Cyber attacks may include the stealing or corrupting of data maintained online or digitally, denial-of-service attacks on Fund websites, the unauthorized release of confidential information or other operational disruption. Successful cyber attacks against, or security breaches of, the Fund or the Advisor, the sub-advisor, the Fund’s distributor, custodians, the transfer agent, selling agents and/or other third party service providers may adversely impact the Fund or its shareholders.  Similar types of cyber security risks are also present for issuers of securities or other instruments in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment therein to lose value.

The Fund is exposed to operational and information security risk arising from a number of other factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties, or other third parties, failed or inadequate processes, and technology or system failures.

The Advisor, the sub-advisor, and their affiliates have established risk management systems that seek to reduce cybersecurity and operational risks, and business continuity plans in the event of a cybersecurity breach or operational failure. However, there are inherent limitations in such plans, including that certain risks have not been identified, and there is no guarantee that such efforts will succeed, especially since none of the Advisor, the Sub-Advisors, or their affiliates controls the cybersecurity or operations systems of the Fund’s third-party service providers (including the Fund's custodian), or those of the issuers of securities in which the Fund invests.

Exchange-Traded Funds (“ETFs”). An ETF is a fund that holds a portfolio of common stocks and is often designed to track the performance of a particular securities index or sector of an index, like the S&P 500® Index or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the New York Stock Exchange; the NYSE MKT or the NASDAQ Stock Market), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

•shares of all of the companies (or, for a fixed-income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or
•shares of a sampling of the companies (or, for a fixed-income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called “creation units” in exchange for a specified portfolio of the ETF’s underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustee fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the NAV of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

Foreign Securities. Except as expressly set forth herein and in the prospectus, the Fund may invest in securities of foreign issuers and in sponsored and unsponsored depositary receipts. Foreign companies are companies that: (i) are organized under the laws of a foreign country or maintain their principal place of business in a foreign country; (ii) the principal trading market for their securities is located in a foreign country; or (iii) derive at least 50% of their revenues or profits from operations in a foreign country or have at least 50% of their assets located in a foreign country. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.
In addition, there are risks relating to ongoing concerns regarding the economies of certain European countries and their sovereign debt, as well as the potential for one or more countries to leave the European Union ("EU").
Brexit Risk. Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. In January 2020, the United Kingdom (“UK”) left the EU, commonly referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This long-term uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain European countries. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. These events and the resulting market volatility may have an adverse effect on the performance of the Fund.

Foreign Market Risk. The Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer a Fund’s assets or income back into the United States or otherwise adversely affect the Fund’s operations. Other potential foreign market risks include exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets or imposition of (or change in) exchange control regulations. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund’s operations.

Public Availability of Information. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. The Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and certain non-U.S. countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party; the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign taxes on income from sources in such countries.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company. In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors, such as a Fund. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Foreign Currency Risk. While the Fund’s net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Dynamic Equity Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Fund also may invest in foreign currency futures and in options on currencies. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.
When entering into a contract for the purchase or sale of a security in a foreign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.
Also, when the Fund’s sub-advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward foreign currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account or otherwise earmark assets as cover to assure that its obligations under forward foreign currency contracts are covered.
Emerging Market Securities. Emerging market countries are generally countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index, or otherwise excluded from the MSCI World Index. As of March 31, 2020, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI Emerging Markets Index and the MSCI World Index can change over time.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose capital gains taxes on foreign investors.
Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
Illiquid Securities. Subject to the limitations in the 1940 Act and the rules thereunder, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

The Trust has implemented a written liquidity risk management program (the “LRM Program”) and related procedures to manage the liquidity risk of the Fund in accordance with Rule 22e-4 under the 1940 Act (“Rule 22e-4”). Rule 22e-4 defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors' interests in the fund. The Board has designated Touchstone Advisors to serve as the program administrator ("Program Administrator") of the LRM Program and the related procedures. As a part of the LRM Program, the Program Administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with Rule 22e-4. Under the LRM Program, the Program Administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making periodic reports to the Board and the SEC regarding the liquidity of the Fund's investments, and for notifying the Board and the SEC of certain liquidity events specified in Rule 22e-4. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the LRM Program.

Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Because these types of securities are thinly traded, if at all, and market prices for these types of securities are generally not readily available, the Fund typically determines the price for these types of securities in good faith in accordance with policies and procedures adopted by the Board. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, “special situations”) could enhance the Fund’s capital appreciation potential. To the extent these investments are deemed illiquid, the Fund’s investment in them will be consistent with their applicable restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Fund’s LRM Program Administrator.

Initial Public Offerings (“IPOs”). Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, the sub-advisors will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds they advise. Any such allocation will be done in a fair and equitable manner according to a specific and consistent process. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third-parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Interfund Lending. A SEC exemptive order permits the Fund to participate in an interfund lending program with other funds in the Touchstone family of funds (together, the "Touchstone Funds"). This program allows the Touchstone Funds to borrow money from, and lend money to, each other for temporary or emergency purposes, such as to satisfy redemption requests or to cover unanticipated cash shortfalls. The Fund may not borrow through the interfund lending program for leverage purposes. To the extent permitted by its investment objective, strategies, and policies, the Fund may (1) lend uninvested cash to other Touchstone Funds in an amount up to 15% of the lending Fund's net assets at the time of the loan (including lending up to 5% of its net assets to any single Touchstone Fund) and (2) borrow money from other Touchstone Funds provided that total outstanding borrowings from all sources do not exceed 33 1/3% of its total assets. The Fund may borrow through the interfund lending program on an unsecured basis (i.e., without posting collateral) if its aggregate borrowings from all sources immediately after the interfund borrowing represent 10% or less of the Fund’s total assets. However, if the Fund’s aggregate borrowings from all sources immediately after the interfund borrowing would exceed 10% of the Fund’s total assets, the Fund may borrow through the interfund lending program on a secured basis only. Any Fund that has outstanding interfund borrowings may not cause its outstanding borrowings, from all sources, to exceed 10% of its total assets without first securing each interfund loan. If the Fund has any outstanding secured borrowings from other sources, including another fund, at the time it requests an interfund loan, the Fund's interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding collateralized loan.

Any loan made through the interfund lending program is required to be more beneficial to a borrowing Fund (i.e., at a lower interest rate) than borrowing from a bank and more beneficial to a lending Fund (i.e., at a higher rate of return) than an alternative short-term investment. The term of an interfund loan is limited to the time required to obtain sufficient cash to repay the loan through either the sale of the Fund's portfolio securities or net sales of Fund shares, but in no event more than seven days. In addition, an interfund loan is callable with one business day’s notice.

The limitations discussed above, other conditions of the SEC exemptive order, and related policies and procedures implemented by Touchstone are designed to minimize the risks associated with interfund lending for both borrowing Funds and lending Funds. However, no borrowing or lending activity is without risk. When the Fund borrows money from another Touchstone Fund, there is a risk that the loan could be called on one business day’s notice or not renewed, in which case the Fund may need to borrow from a bank at higher rates if an interfund loan were not available from another Touchstone Fund. Furthermore, a delay in repayment to a lending Fund could result in a lost investment opportunity or additional lending costs.

LIBOR Transition. Many debt securities, derivatives and other financial instruments in which the Fund may invest, as well as any borrowings made by the Fund from banks or from other lenders, utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR is a measure of the average interest rate at which major global banks can borrow from one another. It is quoted in multiple currencies and tenors using data reported by a panel of private-sector banks. Following allegations of rate manipulation in 2012 and concerns regarding its thin liquidity, the use of LIBOR came under increasing pressure, and in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR after 2021. This may cause LIBOR to cease to be published. LIBOR panel banks have agreed to submit quotations to LIBOR through the end of 2021. Before then, it is expected that market participants will transition to the use of different reference or benchmark indices. However, there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement index. Regulators have suggested alternative reference indices, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear.

While it is expected that market participants will amend financial instruments referencing LIBOR to include fallback provisions and other measures that contemplate the discontinuation of LIBOR or other similar market disruption events, neither the effect of the transition process nor the viability of such measures is known. While market participants have begun transitioning away from LIBOR, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks. The effectiveness of multiple alternative reference rates as opposed to one primary reference rate has not been determined. The effectiveness of alternative reference indices used in new or existing financial instruments and products has also not yet been determined. As market participants transition away from LIBOR, LIBOR's usefulness may deteriorate, which could occur prior to the end of 2021. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR's deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest index, including securities and other financial instruments held by the Fund. Further, the utilization of an alternative reference index, or the transition process to an alternative reference index, may adversely affect the Fund's performance.

Market Disruption. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could decline, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment goals.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor and sub-advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment goals, but there can be no assurance that they will be successful in doing so.

Money Market Instruments. Money market securities are high-quality, dollar-denominated, short-term debt instruments. They include: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Ordinary Shares. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. Ordinary shares may be purchased with and sold for U.S. dollars. Investing in foreign companies may involve risks not typically associated with investing in United States companies. See "Foreign Securities."

Other Investment Companies. Investment companies include open- and closed- end funds, exchange-traded funds, and any other pooled investment vehicle that meets the definition of an investment company under the 1940 Act, whether such companies are required to register under the 1940 Act or not. As a shareholder of another investment company, the Fund is subject to the same risks as any other investor in that investment company. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Investments in registered investment company shares are subject to limitations prescribed by the 1940 Act and its rules, and applicable SEC staff interpretations or applicable exemptive relief granted by the SEC. The 1940 Act currently provides, in part, that the Fund generally may not purchase shares of a registered investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets would be invested in the aggregate in all registered investment companies. See also "Exchange-Traded Funds".

Overseas Private Investment Corporation Certificates. The Fund may invest in Certificates of Participation issued by the Overseas Private Investment Corporation (“OPIC”). OPIC is a U.S. government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 150 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. government.

Over-The-Counter Stocks. The Fund may invest in over-the-counter stocks. In contrast to securities exchanges, the over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Fund invests may not be as great as that of other securities and, if the Fund was to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Privatization. Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

Real Estate Investment Trusts (“REITs”). The Fund may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not subject to federal income tax on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

ReFlow Liquidity Program. The Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of the Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Fund's liquidity needs on a particular day. Investments in the Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the market timing limitations described in the Fund's prospectus.

Reverse Repurchase Agreement, Dollar Roll, and Reverse Dollar Roll Transactions. A reverse repurchase agreement involves a sale by the Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. Reverse repurchase agreements are considered borrowing by the Fund and are subject to the Fund’s limitations on borrowing. A dollar roll transaction involves a sale by the Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price. A reverse dollar roll transaction involves a purchase by the Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. The Fund will fully collateralize its reverse repurchase agreements, dollar roll and reverse dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement, dollar roll or reverse dollar roll transaction by segregating cash or other liquid securities, earmarking cash or other liquid securities or otherwise “covering” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations.

Sector Focus. If the Fund’s portfolio is overweighted in a certain sector or related sectors, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.

Telecommunications Services Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The domestic telecommunications market is characterized by increasing competition and regulation by various state and federal regulatory authorities. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete.

Securities Lending. In order to generate additional income, the Fund may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of: (1) cash in U.S. dollars; (2) securities issued or fully guaranteed by the United States government or issued and unconditionally guaranteed by any agencies thereof; or (3) irrevocable performance letters of credit issued by banks approved by the Fund. All collateral must equal at least 100% of the market value of the loaned securities. The Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent. In addition, cash collateral invested by the lending Fund is subject to investment risk and the Fund may experience losses with respect to its collateral investments. The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Fund must have the ability to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.

The Trust has appointed Brown Brothers Harriman & Co. (“BBH”) as its lending agent in connection with the Fund’s securities lending program.  BBH administers the securities lending program in accordance with operational procedures it has established in conjunction with the Fund.  As the securities lending agent, BBH lends certain securities, which are held in custody accounts maintained with BBH, to borrowers that have been approved by the Fund.  As securities lending agent, BBH is authorized to execute certain agreements and documents and take such actions as may be necessary or appropriate to carry out the securities lending program.

The dollar amounts of income and fees and compensation paid to all service providers related to the Fund that participated in securities lending activities during the fiscal year ended September 30, 2019 were as follows:

Fund Name	Investment Income/ Cash Collateral Reinvestment	Premium Income	Compensation	Agency Fee	Admin Fee	Rebate Paid to Borrower	Indemnification Fee	Other Fee	Fees paid for Cash Collateral Management	Aggregate Fees	Net Income	Average on Loan Value
Sands Capital Select Growth Fund	$305,172	$15,730	$320,902	$30,580	$0	$117,037	$0	$0	$21,989	$169,606	$151,296	$14,659,076

Other Types of Financial Instruments. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that such instruments are consistent with the Fund’s investment goals.

Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

Temporary Defensive Investments. The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash. When the Fund invests in defensive investments, it may not achieve its investment goal.

U.S. Government Securities. U.S. government securities are obligations issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities. Some U.S. government securities, such as U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and securities of Ginnie Mae, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of Fannie Mae or Freddie Mac; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

U.S. Treasury Obligations. U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”). They also include U.S. Treasury inflation-protection securities (“TIPS”).

INVESTMENT LIMITATIONS

Fundamental Investment Limitations

The following investment limitations are fundamental policies of the Fund which cannot be changed without the consent of the holders of a majority of the Fund’s outstanding shares.

The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. For the bank borrowing policy, which contains percentage limits, the Fund must meet these percentage limits at all times, regardless of whether a portfolio transaction is occurring or the changes are caused by market conditions or other circumstances beyond the Fund’s control. For all other fundamental policies with a percentage limit (collectively, the “Other Policies”), the Fund must apply each policy to each proposed portfolio transaction. For example, both the initial purchase of a security and each subsequent addition to that position must satisfy the Other Policies. However, if the

Fund satisfies the Other Policies at the time of a transaction, then later changes in percentages resulting from market conditions or other circumstances beyond the Fund’s control will not violate those policies; but the Fund would not be able to make subsequent additions to that position and other similar positions until the Other Policies are satisfied.

Several of these fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief applicable to the Fund.

The Fund may not:

1.                                      Purchase any securities which would cause 25% or more of the net assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States government, its agencies or instrumentalities.

2.                                    Borrow money from banks in an amount which exceeds 33 1/3% of the value of its total assets (including the amount borrowed) less a Fund’s liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes.

3.                                     Purchase or sell real estate, although it may purchase or sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein (including REITs).

4.                                     Purchase or sell physical commodities (which shall not, for purposes of this restriction, include currencies), or commodities contracts, except that the Fund may (i) purchase or sell marketable securities issued by companies which own or invest in commodities (including currencies), or commodities contracts; and (ii) enter into commodities and futures contracts relating to securities, currencies, indexes or any other financial instruments, such as financial futures contracts and options on such contracts.

5.                                     Make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations or engaging in direct corporate loans or repurchase agreements in accordance with its investment objectives and policies.  The loans cannot exceed 33 1/3% of the Fund’s assets.  The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions which may be granted to the Fund by the SEC.

For example, at a minimum, the Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.

6.                                      Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation, or order of the SEC, or SEC staff interpretation.

7.                                     Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security or when selling its own shares.

Non-Fundamental Investment Limitations

The Fund also has adopted certain non-fundamental investment limitations. A non-fundamental investment limitation may be amended by the Board without a vote of shareholders upon 60 day's notice to shareholders. The non-fundamental investment limitations listed below are in addition to other non-fundamental investment limitations disclosed elsewhere in this SAI and in the prospectus.

For the illiquid securities policy, which contains percentage limits, the Fund must meet these percentage limits at all times, regardless of whether a portfolio transaction is occurring or the changes are caused by market conditions or other circumstances beyond the Fund’s control. For all other non-fundamental policies with a percentage limit (collectively, the “Other Policies”), the Fund must apply each policy to each proposed portfolio transaction. For example, both the initial purchase of a security and each subsequent addition to that position must satisfy the Other Policies. However, if a Fund satisfies the Other Policies at the time of a transaction, then later changes in percentages resulting from market conditions or other circumstances beyond the Fund’s control will not violate those policies; but the Fund would not be able to make subsequent additions to that position and other similar positions until the Other Policies are satisfied.

The following non-fundamental limitation applies to the Fund:

1.                                     The Fund will not invest in any illiquid investment if, immediately after such acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

The following non-fundamental investment limitations apply to the Fund. The Fund may not:

1.                                     Pledge, mortgage, or hypothecate assets except to secure borrowings (not to exceed 33 1/3% of the Fund’s assets) permitted by the Fund’s fundamental limitation on borrowing.

2.                                      Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3.                                     Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  Unregistered securities sold in reliance on the exemption from registration in Section 4(a)(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A under the 1933 Act may be treated as liquid securities under procedures adopted by the Board.

4.                                    Make investments in securities when outstanding borrowings exceed 5% of the Fund’s total assets.

The following non-fundamental investment policies apply to the Fund:

1.           The Fund may purchase securities on a when-issued basis and borrow money (borrowing money is permitted by the Fund’s fundamental limitation on borrowing).

2.          The Fund may enter into futures and options transactions.

3.          The Fund may purchase convertible securities.

4.         The Fund may enter into repurchase agreements not to exceed 33 1/3% of the Fund’s assets.

5          The Fund may purchase fixed-income securities, including variable- and floating-rate instruments and zero coupon securities.

6.           The Fund may purchase Rule 144A securities and other restricted securities.

7.           The Fund may purchase obligations of supranational entities in an amount totaling less than 25% of the Fund’s total assets.

8.           The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions.

1.     Diversification. Under the 1940 Act, a diversified investment management company may not, with respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agents or instrumentalities, cash item or, in certain circumstances, securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.     Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3.     Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4.     Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements that are collateralized fully; and (iii) engage in securities lending as described in its SAI.

5.     Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The Fund will determine compliance with the fundamental and non-fundamental investment restriction percentages above (with the exception of the restriction relating to borrowing) and other investment restrictions in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund will not consider changes in values, net assets, or other circumstances when determining whether the investment complies with its investment restrictions.

TRUSTEES AND OFFICERS OF THE TRUST

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, and, for the Trustees, number of funds overseen in the Touchstone Fund Complex and other directorships held. All funds managed by the Advisor, the "Touchstone Funds", are part of the “Touchstone Fund Complex.”  The Touchstone Fund Complex consists of the Trust, Touchstone Strategic Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to as “Independent Trustees.”

Interested Trustee(1):

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(2)	Other Directorships Held During the Past 5 Years(3)
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President, Director and CEO of IFS Financial Services, Inc. (a holding company) since 1999; and Senior Vice President and Chief Marketing Officer of Western & Southern Financial Group, Inc. (a financial services company) since 2016.	40	Director, Integrity Life Insurance Co. and National Integrity Life Insurance Co. since 2005; Director, Touchstone Securities (the Distributor) since 1999; Director, Touchstone Advisors (the Advisor) since 1999; Director, W&S Brokerage Services, Inc. since 1999; Director, W&S Financial Group Distributors, Inc. since 1999; Director, Insurance Profillment Solutions LLC since 2014; Director, Columbus Life Insurance Co. since 2016; Director, The Lafayette Life Insurance Co. since 2016; Director, Gerber Life Insurance Company since 2019; Director, Western & Southern Agency, Inc. since 2018; and Director, LL Global, Inc. (not-for-profit trade organization with operating divisions LIMRA and LOMA) since 2016.

Independent Trustees:

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(2)	Other Directorships Held During the Past 5 Years(3)
Karen Carnahan c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1954	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2019	Retired; formerly Chief Operating Officer of Shred-it (a business services company) from 2014 to 2015; formerly President & Chief Operating Officer of the document management division of Cintas Corporation (a business services company) from 2008 to 2014.	40	Director, Cintas Corporation since 2019; Director, Boys & Girls Club of West Chester/Liberty since 2016; and Board of Advisors, Best Upon Request since 2020.
William C. Gale c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1952	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Retired; formerly Senior Vice President and Chief Financial Officer (from 2003 to January 2015) of Cintas Corporation (a business services company).	40	None.
Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1946	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2009	Retired from investment management.	40	Trustee, Episcopal Diocese of Southern Ohio from 2014 to 2018.
Kevin A. Robie c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1956	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2013	Retired; formerly Vice President of Portfolio Management at Soin LLC (private multinational holding company and family office) from 2004 to 2020.	40	Director, SaverSystems, Inc. since 2015; Director, Buckeye EcoCare, Inc. from 2013 to 2018; Director, Turner Property Services Group, Inc. since 2017; Trustee, Dayton Region New Market Fund, LLC (private fund) since 2010; and Trustee, Entrepreneurs Center, Inc. (business incubator) since 2006.
William H. Zimmer III c/o Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1953	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2019	Independent Treasury Consultant since 2014.	40	Director, Deaconess Associations, Inc. (healthcare) since 2001; Trustee, Huntington Funds (mutual funds) from 2006 to 2015; and Director, National Association of Corporate Treasurers from 2011 to 2015.

(1) Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(2) As of June 30, 2020, the Touchstone Fund Complex consisted of 19 series of the Touchstone Strategic Trust, 13 series of the Trust, 1 series of Touchstone Institutional Funds Trust and 7 variable annuity series of Touchstone Variable Series Trust.
(3) Each Trustee is also a Trustee of Touchstone Strategic Trust, Touchstone Institutional Funds Trust and Touchstone Variable Series Trust.

Principal Officers:

Name Address Year of Birth	Position Held with Trust(1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1955	President and Trustee	Until resignation, removal or disqualification President since 2006	See biography above.
Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009	President of Touchstone Advisors, Inc.
Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Senior Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.
Timothy S. Stearns Touchstone Advisors Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1963	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2013	Chief Compliance Officer of Touchstone Advisors, Inc.

Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Suite 1100 Cincinnati, Ohio 45202 Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller and Treasurer since 2006	Senior Vice President, Chief Financial Officer and Chief Operations Officer of IFS Financial Services, Inc. (a holding company).
Meredyth A. Whitford Western & Southern Financial Group 400 Broadway Cincinnati, Ohio 45202 Year of Birth: 1981	Secretary	Until resignation, removal or disqualification Secretary since 2018	Counsel - Securities/Mutual Funds of Western & Southern Financial Group (2015 to present); Associate at Morgan Lewis & Bockius LLP (law firm) (2014 to 2015); Associate at Bingham McCutchen LLP (law firm) (2008 to 2014).
(1)  Each officer also holds the same office with Touchstone Strategic Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust.

Additional Information about the Trustees

The Board believes that each Trustee’s experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes, and skills to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, sub-advisors, other service providers, counsel and independent auditors; and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board has also considered the contributions that each Trustee can make to the Board and the Fund.

In addition, the following specific experience, qualifications, attributes and skills apply as to each Trustee: Ms. McGruder has experience as a chief executive officer of a financial services company and director of various other businesses, as well as executive and leadership roles within the Advisor; Ms. Carnahan has experience as a president and chief operating officer of a division of a global company and as treasurer of a global company; Mr. Gale has experience as a chief financial officer, an internal auditor of various global companies, and has accounting experience as a manager at a major accounting firm; Ms. Hickenlooper has executive and board experience at various businesses, foundations and charitable organizations; Mr. Robie has portfolio management experience at a private multinational holding company; and Mr. Zimmer has experience as a chief executive officer, chief financial officer, and treasurer of various financial services, telecommunications and technology companies.

In its periodic self-assessment of its effectiveness, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any Trustee or on the Board by reason thereof.

Board Structure

The Board is composed of five Independent Trustees and one Interested Trustee, Jill T. McGruder, who is Chairperson of the Board. The Independent Trustees have appointed William C. Gale to serve as the Lead Independent Trustee. Ms. McGruder oversees the day-to-day business affairs of the Trust and communicates with Mr. Gale regularly on various Trust issues, as appropriate. Mr. Gale, among other things, chairs meetings of the Independent Trustees, serves as a spokesperson for the Independent Trustees, and serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings. Except for any duties specified, the designation of Lead Independent Trustee does not impose on such Independent Trustee any duties, obligations, or liability that is greater than the duties, obligations, or liability imposed on such person as a member of the Board, generally. The Independent Trustees are advised at these meetings, as well as at other times, by separate, independent legal counsel.

The Board holds four regular meetings each year to consider and address matters involving the Trust and its Funds. The Board also may hold special meetings to address matters arising between regular meetings. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. These meetings may take place in-person or by telephone.

The Board has established a committee structure that includes an Audit Committee and a Governance Committee (discussed in more detail below). The Board conducts much of its work through these Committees. Each Committee is comprised entirely of Independent Trustees, which ensures that the Fund has effective and independent governance and oversight.

The Board reviews its structure regularly and believes that its leadership structure, including having a super-majority of Independent Trustees, coupled with an Interested Chairperson and a Lead Independent Trustee, is appropriate and in the best interests of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees and the full Board in a manner that enhances effective oversight. The Board believes that having an Interested Chairperson is appropriate and in the best interests of the Trust given: (1) the extensive oversight provided by the Trust’s Advisor over the affiliated and unaffiliated sub-advisors that conduct the day-to-day management of the Funds of the Trust; (2) the extent to which the work of the Board is conducted through the standing Committees; (3) the extent to which the Independent Trustees meet regularly, together with independent legal counsel, in the absence of the Interested Chairperson; and (4) the Interested Chairperson’s additional roles as a director of the Advisor and the Distributor and senior executive of IFS Financial Services, Inc., the Advisor’s parent company, and of other affiliates of the Advisor, which enhance the Board’s understanding of the operations of the Advisor and the role of the Trust and the Advisor within Western & Southern Financial Group, Inc. The Board also believes that the role of the Lead Independent

Trustee within the leadership structure is integral to promoting independent oversight of the Fund’s operations and meaningful representation of the shareholders’ interests. In addition, the Board believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from the Trust’s management.

Board Oversight of Risk

Consistent with its responsibilities for oversight of the Trust and its Funds, the Board, among other things, oversees risk management of the Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Fund include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Fund. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall oversight of the Board, the Advisor, sub-advisors, and other key service providers to the Fund, including the administrator, the distributor, the transfer agent, the custodian, and the independent auditors, have also implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Trust and other service providers.

The Board requires senior officers of the Trust, including the Chief Compliance Officer (“CCO”), to report to the Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee receive regular reports from the Trust’s independent auditors on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including meetings in executive sessions, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board also receives reports from the Advisor on the investments and securities trading of the Fund, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of those investments. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the sub-advisor to the Fund.

Standing Committees of the Board

The Board is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust’s Declaration of Trust. The Board has established the following Committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

Audit Committee.  All of the Independent Trustees are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies, practices and internal controls. Ms. Carnahan is the Chair of the Audit Committee. During the fiscal year ended September 30, 2019, the Audit Committee held four meetings.

Governance Committee. All of the Independent Trustees are members of the Governance Committee. The Governance Committee is responsible for overseeing the Trust’s compliance program and compliance issues, procedures for valuing securities and responding to any pricing issues. Ms. Hickenlooper is the Chair of the Governance Committee. The Governance Committee held four meetings during the fiscal year ended September 30, 2019.

In addition, the Governance Committee is responsible for recommending candidates to serve on the Board. The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to Ms. Susan J. Hickenlooper, Chair of the Governance Committee, c/o Touchstone Funds, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

Trustee Ownership in the Touchstone Fund Complex

The following table reflects the Trustees’ beneficial ownership in the Fund (i.e., dollar range of securities held in the Fund) and the Touchstone Fund Complex as of December 31, 2019.

Trustees
	Interested Trustee	Independent Trustees
Fund	Jill T. McGruder	Karen Carnahan(2)	Phillip R. Cox(3)	William C. Gale	Susan J. Hickenlooper	Kevin A. Robie	William H. Zimmer III(4)
Sands Capital Select Growth Fund	$10,001-$50,000	None	None	None	$50,001-$100,000	None	None
Aggregate Dollar Range of Securities in the Touchstone Fund Complex(1)	Over $100,000	None	None	None	Over $100,000	None	None
(1)As of June 30, 2020, the Touchstone Fund Complex consisted of 19 series of the Touchstone Strategic Trust, 13 series of the Trust, 1 series of Touchstone Institutional Funds Trust and 7 variable annuity series of Touchstone Variable Series Trust.
(2) Ms. Carnahan became a Trustee of the Trust on May 15, 2019.
(3) Mr. Cox resigned as a Trustee effective at the close of business on August 31, 2020.
(4) Mr. Zimmer became a Trustee of the Trust on August 21, 2019.

Trustee Compensation

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Fund Complex during the fiscal year ended September 30, 2019.

Name	Compensation from the Trust	Aggregate Compensation from the Touchstone Fund Complex(1)
Interested Trustee
Jill T. McGruder	$—	$—
Independent Trustees(2)
Karen Carnahan(3)	$19,455	$64,000
Phillip R. Cox(4)	$45,716	$152,000
William C. Gale	$42,107	$140,000
Susan J. Hickenlooper	$42,107	$140,000
Kevin A. Robie	$38,498	$128,000
Edward J. VonderBrink(5)	$38,498	$128,000
William H. Zimmer III(6)	$9,455	$32,000
(1) As of June 30, 2020, the Touchstone Fund Complex consisted of 19 series of the Touchstone Strategic Trust, 13 series of the Trust, 1 series of Touchstone Institutional Funds Trust and 7 variable annuity series of Touchstone Variable Series Trust.
(2) The Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan, which allows them to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Fund Complex during the fiscal year ended September 30, 2019 was $128,000.
(3) Ms. Carnahan became a Trustee of the Trust on May 15, 2019.
(4) Mr. Cox resigned as a Trustee effective at the close of business on August 31, 2020.
(5) Mr. VonderBrink retired as a Trustee effective December 31, 2019.
(6) Mr. Zimmer became a Trustee of the Trust on August 21, 2019.

The following table shows the Trustee quarterly compensation schedule:

	Retainer		Governance Committee Meeting Attendance Fees	Audit Committee Meeting Attendance Fees	Board Meeting Attendance Fees
Compensation	$21,000	*	$4,500	$4,500	$5,000

Lead Independent Trustee Fees	$6,000

Committee Chair Fees	$1,000		$2,000	$2,000

*Prior to January 1, 2020, the retainer was $18,000.
Telephonic Meeting Attendance Fee = $1,500

Independent Trustee compensation and Trustee and officer expenses are typically divided equally among the series comprising the Touchstone Fund Complex.

THE ADVISOR

Touchstone Advisors, Inc. (previously defined as the “Advisor” or “Touchstone Advisors”), is the Fund’s investment advisor under the terms of an advisory agreement (the “Advisory Agreement”) dated February 17, 2006.  Under the Advisory Agreement, the Advisor reviews, supervises, and administers the Fund’s investment program, subject to the oversight of, and policies established by, the Board.  The Advisor determines the appropriate allocation of assets to the Fund’s sub-advisor(s).

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties.

The continuance of the Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund, and, in either case, (ii) by the vote of a majority of the Board who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of Western-Southern Life Assurance Company. Western-Southern Life Assurance Company is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, which is a wholly-owned subsidiary of Western & Southern Financial Group, Inc. Western & Southern Financial Group Inc. is a wholly-owned subsidiary of Western & Southern Mutual Holding Company (“Western & Southern”). Western & Southern is located at 400 Broadway, Cincinnati, Ohio 45202.  Ms. Jill T. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor.  Ms. McGruder, by reason of these affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Manager-of-Managers Structure

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval (a “manager-of-managers structure”). The Trust, on behalf of the Fund, seeks to achieve its investment goal by using a “manager-of-managers” structure. Under a manager-of-managers structure, the Advisor acts as investment advisor, subject to direction from and oversight by the Board, to allocate and reallocate the Fund’s assets among sub-advisors, and to recommend that the Trustees hire, terminate or replace unaffiliated sub-advisors without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional sub-advisors for the Fund, the Trust anticipates that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies, with respect to the Fund in which the manager-of-managers approach is chosen. Shareholders of the Fund will be notified of a change in its sub-advisor.

Fees Paid to the Advisor

For its services, the Advisor is entitled to receive an investment advisory fee from the Fund at an annualized rate, based on the average daily net assets of the Fund, as set forth below. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

Fund	Investment Advisory Fee
Sands Capital Select Growth Fund*	0.70% on the first $1 billion of assets; 0.65% on the next $500 million of assets; 0.60% on the next $500 million of assets; and 0.55% on assets over $2 billion
*This rate became effective on June 1, 2020. Prior to that date, the Fund's base investment advisory fee was 0.85% on the first $1 billion of assets; 0.80% on the next $500 million of assets; 0.75% on the next $500 million of assets; 0.70% on assets above $2 billion . In addition, the Fund's base advisory fee was adjusted up or down by up to 0.15% of the average daily net assets if the Fund outperformed or underperformed its benchmark index, the Russell 1000® Growth Index, by more than 2.50% over the performance period.  This performance fee adjustment was removed on June 1, 2020.

The Fund shall pay the expenses of its operation, including but not limited to the following (i) charges and expenses of outside pricing services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of its custodian, transfer agent and administrative agent appointed by the Trust with respect to the Fund; (iv) brokers’ commissions, and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Fund with the SEC, state or blue sky securities agencies and foreign countries; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust and the Independent Trustees; (ix) compensation of the Independent Trustees of the Trust; (x) compliance fees and expenses; and (xi) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor are paid by the Advisor. Each class of shares of the Fund pays its respective pro rata portion of the advisory fee payable by the Fund.

Expense Limitation Agreement. Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure the Fund’s total annual operating expenses do not exceed the contractual limits set forth in the Fund’s Fees and Expenses table in the Summary section of the Prospectus. Effective June 1, 2020, expenses that are not waived or reimbursed by the Advisor include dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business ("Excluded Expenses"). The Fund bears the costs of these Excluded Expenses. The contractual limits set forth in the Fund's Fees and Expenses table in the summary section of the Prospectus have been adjusted to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. Fee waivers or expense reimbursements are calculated and applied monthly, based on the Fund’s average net assets during the month. The terms of Touchstone Advisors’ contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

Advisory Fees and Fee Waivers or Reimbursements. For the fiscal years ended September 30, 2017, 2018 and 2019, the Fund paid advisory fees and received waivers or reimbursements as shown in the following table:

	Advisory Fees Paid			Fee Waivers or Reimbursements
Fund	2017	2018	2019	2017	2018		2019
Sands Capital Select Growth Fund	$18,801,425	$22,629,654	$16,349,758	$528,582	$275,089	(1)	$231,065	(2)
(1) Gross waivers were $343,929 offset with the amount recouped by the Advisor of $68,840.
(2) Gross waivers were $341,505 offset with the amount recouped by the Advisor of $110,440.

THE SUB-ADVISOR AND PORTFOLIO MANAGERS

The Advisor has selected a sub-advisor (the "Sub-Advisor") to manage all or a portion of the Fund’s assets, as allocated by the Advisor. The Sub-Advisor makes the investment decisions for the Fund assets allocated to it, and continuously reviews, supervises and administers a separate investment program, subject to the oversight of, and policies established by, the Board.

The sub-advisory agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its services, the Sub-Advisor receives a fee from the Advisor with respect to the Fund. The Sub-Advisor’s fee is accrued daily and paid monthly, based on the Fund’s average net assets allocated to the Sub-Advisor during the current month.

The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to the Fund is paid by the Sub-Advisor. For the fiscal years ended September 30, 2017, 2018 and 2019, the Advisor paid the following sub-advisory fees with respect to the Fund:

	2017	2018	2019
Sands Capital Select Growth Fund	$12,872,721	$12,202,571	$8,842,152

Sub-Advisor Control. Sands Capital Management, LLC (“Sands Capital”) is an SEC registered investment adviser. The firm is controlled by Frank M. Sands, Sr. and Frank M. Sands.

The following chart lists for the Fund’s portfolio managers (i) the number of their other managed accounts per investment category: (ii) the number of and total assets of such other investment accounts managed where the advisory fee is based on the performance of the account: and (iii) their beneficial ownership in their managed Fund at the end of the September 30, 2019 fiscal year. Listed below the charts applicable to the Sub-Advisor's group of portfolio managers is (i) a description of each portfolio manager’s compensation structure as of September 30, 2019, and (ii) a description of any material conflicts that may arise in connection with each portfolio manager’s management of the Fund’s investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by each portfolio manager as of September 30, 2019.

Portfolio Manager/ Types of Accounts	Total Number of Other Accounts Managed	Total Other Assets (million)	Number of Other Accounts Managed subject to a Performance Based Advisory Fee	Total Other Assets Managed subject to a Performance Based Advisory Fee (million)
Frank M. Sands, CFA
Registered Investment Companies*	4	$2,258.7	0	$0
Other Pooled Investment Vehicles	10	$1,285.3	0	$0
Other Accounts	365	$12,811.0	18	$1,163.0
A. Michael Sramek, CFA
Registered Investment Companies*	4	$2,258.7	0	$0
Other Pooled Investment Vehicles	10	$1,285.3	0	$0
Other Accounts	365	$12,811.0	18	$1,163.0
Wesley A. Johnston, CFA
Registered Investment Companies*	3	$2,215.0	0	$0
Other Pooled Investment Vehicles	9	$1,162.5	0	$0
Other Accounts	348	$12,384.8	9	$1,060.8
Thomas H. Trentman, CFA
Registered Investment Companies*	3	$2,215.0	0	$0
Other Pooled Investment Vehicles	9	$1,162.5	0	$0
Other Accounts	352	$12,908.5	9	$1,060.8
*Touchstone Sands Capital Select Growth Fund is not included in the count.

Fund Ownership.  The following table indicates for the Fund, the dollar range of shares beneficially owned by the Fund’s portfolio manager as of September 30, 2019.

Portfolio Manager	Dollar Range of Beneficial Ownership
Frank M. Sands, CFA	None
A. Michael Sramek, CFA	None
Wesley A. Johnston, CFA	None
Thomas H. Trentman, CFA	$100,001 - $500,000

Conflicts of Interest.  As an investment adviser to a variety of clients, Sands Capital recognizes there may be actual or potential conflicts of interest inherent in its business. For example, conflicts of interest could result from a portfolio manager’s management of multiple accounts for multiple clients, the execution of trades and allocation of investment opportunities, the use of brokerage commissions to obtain research, and personal trading by firm employees. Sands Capital has addressed these conflicts by developing policies and procedures it believes are reasonably designed to treat all clients in a fair and equitable manner over time. Sands Capital’s policies and procedures address such issues as execution of portfolio transactions, aggregation and allocation of trades, directed brokerage, and the use of brokerage commissions. Additionally, Sands Capital maintains a Code of Ethics and Insider Trading Policy and Procedures that addresses rules on personal trading and insider information.

Other Accounts.  Sands Capital is a growth manager and employs a growth strategy for the Fund called the Sands Capital Select Growth equity strategy (“Select Growth”).  As of September 30, 2019, the Select Growth’s assets under management totaled $17.4 billion of the firm’s $40.0 billion assets under management.

Compensation.  Investment professionals benefit from a salary competitive in the industry, an annual qualitative bonus based on subjective review of the employees’ overall contribution, and a standard profit sharing plan and 401(k) plan.  Additional incentives include equity participation.  The investment professionals also participate in an investment results bonus.  The investment results bonus is calculated from the pre-tax performance variance of the Sands Capital composite returns and their respective benchmarks over 1, 3, and 5 year periods, weighted towards the 3 and 5 year results.

THE ADMINISTRATOR

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of the Fund.

For its services the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the sub-administrative and transfer agent to the Trust. BNY Mellon provides administrative, accounting , and transfer agent services to the Trust and is compensated directly by the Advisor, not the Trust. (See “Transfer and Sub-Administrative Agent” in this SAI.)

The following shows administrative fees incurred by the Fund for the three most recent fiscal years (or periods) ended September 30.

	Administrative Fees Paid
Fund	2017	2018	2019
Sands Capital Select Growth Fund	$3,733,391	$3,577,883	$2,644,970

TOUCHSTONE SECURITIES

Touchstone Securities, Inc. (“Touchstone Securities” or the “Distributor”), and the Trust are parties to a distribution agreement (“Distribution Agreement”) with respect to the Fund. The Distributor’s principal place of business is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202. The Distributor is a registered broker-dealer, and an affiliate of the Advisor by reason of common ownership. The Distributor is obligated to sell shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

The table below sets forth the aggregate underwriting commissions on sales of the Fund and the amounts of underwriting commissions retained by the Distributor for the three most recent fiscal years ended September 30.

Fund	Aggregate Underwriting Commissions on Sales	Amount Retained in Underwriting Commissions
Sands Capital Select Growth Fund
2019	$150,231	$12,431
2018	$149,797	$21,996
2017	$89,388	$14,381

Ms. McGruder may be deemed to be an affiliate of the Distributor because she is a Director of the Distributor and an officer of affiliates of the Distributor.  Ms. McGruder, by reason of such affiliation, may directly or indirectly be deemed to receive benefits from the underwriting fees paid to the Distributor.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually thereafter.  The Distribution Agreement may be terminated as to any Fund at any time by (i) the Trust, (a) by the vote of a majority of the Trustees of the Trust who are not “interested persons” of the Trust or the Distributor, (b) by vote of the Board of the Trust, or (c) by the “vote of majority of the outstanding voting securities” of the Fund, or (ii) by the Distributor, in any case without payment of any penalty on not more than 60 days’ nor less than 30 days’ written notice to the other party. The Distribution Agreement shall also automatically terminate in the event of its assignment.

Touchstone Securities may pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Fund.  On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund or other funds in the Touchstone Fund Complex during a specific period of time.  Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.  The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative or shareholder servicing activities.  The Advisor may also reimburse the Distributor for making these payments.

Touchstone Securities, at its expense, may provide additional compensation to financial intermediaries which sell or arrange for the sale of shares of the Touchstone Funds.  Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”).

Touchstone Securities makes payments for entertainment events it deems appropriate, subject to its guidelines and applicable law.  These payments may vary depending upon the nature of the event or the relationship.  As of June 30, 2020, the Distributor anticipates that the following broker-dealers or their affiliates will receive additional payments as described in the Fund's prospectus and SAI:

Name of Broker-Dealer
American Enterprise Investment Services, Inc.
Charles Schwab & Co., Inc.
Equity Services Inc.
Great West Life & Annuity Insurance Company
Janney Montgomery Scott LLC
LPL Financial Services
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
National Financial Services LLC
Pershing LLC
PNC Investments, LLC
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
UBS Financial Services, Inc.
Waddell & Reed, Inc.
Wells Fargo Clearing Services, LLC

Touchstone Securities is motivated to make payments to the broker-dealers described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisors.  To the extent financial advisors sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, the Advisor benefits from the incremental management and other fees paid to the Advisor by the Fund with respect to those assets.

Your financial intermediary may charge you additional fees or commissions other than those disclosed in this SAI.  You can ask your financial intermediary about any payments it receives from Touchstone Securities or the Fund, as well as about fees or commissions it charges.  You should consult disclosures made by your financial intermediary at the time of purchase.

The Fund may compensate dealers, including the Distributor and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account.

The Advisor recommends and the Fund utilizes the Dreyfus Government Cash Management Fund - Institutional Shares (the “Dreyfus Fund”) as the cash sweep vehicle for the excess cash of the Fund. Touchstone Securities receives a fee based on a percentage of average daily net assets of the Touchstone Funds invested in the Dreyfus Fund from BNY Mellon Securities Corporation, the distributor of the Dreyfus Fund, for providing certain support services, including monitoring and due diligence. The payment of compensation by BNY Mellon Securities Corporation creates a conflict of interest because the Advisor is incentivized to recommend the Dreyfus Fund over other investment options for which it or its affiliates are not similarly compensated.

BROKERAGE TRANSACTIONS

Decisions to buy and sell securities for the Fund and the placing of the Fund’s securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to oversight by the Advisor and the Board. In the purchase and sale of portfolio securities, the sub-advisor’s primary objective will be to obtain the most favorable price and execution for the Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

The Sub-Advisor is specifically authorized, subject to certain limitations, to pay a trading commission to a broker who provides research services that is higher than the amount of trading commission another broker would have charged for the same transaction. This excess commission recognizes the additional research services rendered by the broker, but only if the sub-advisor determines in good faith that the excess commission is reasonable in relation to the value of the research services provided and that the Fund derives or will derive a reasonably significant benefit from such research services.

Research services include securities and economic analyses, reports on issuers’ financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the sub-advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Fund.

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Fund may execute securities transactions on a national securities exchange or in the over-the-counter market conducted on an agency basis. The Fund will not execute any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers. The Fund may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Frank Russell Securities, Inc. and Cowen and Company LLC.

In certain instances, there may be securities that are suitable for the Fund as well as for the sub-advisor’s other clients. The sub-advisor makes investment decisions for the Fund and for its other clients to achieve their respective investment objectives. The sub-advisor may buy or sell a particular security for one client even though it is buying, selling, or holding the same security for another client. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the sub-advisor will allocate the securities among clients in a fair and equitable manner. This system may detrimentally affect the price of a security purchased, sold, or held by the Fund, but this detrimental effect may be offset by the Fund’s ability to participate in volume transactions, which could lead to better executions for the Fund.

For the fiscal years ended September 30, 2019, 2018 and 2017, the Fund paid the following in aggregate brokerage commissions on portfolio transactions:

	Aggregate Brokerage Commissions
Fund	2017	2018	2019
Sands Capital Select Growth Fund	$782,271	$457,262	$210,069

Effective January 1, 2015 (the “Effective Date”), Sands Capital entered into client commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Sands Capital obtains some of its soft dollar benefits through CSAs with selected brokers. Under CSAs, Sands Capital arranges with executing brokers to allocate a portion of total commissions paid to a pool of “credits” maintained by the broker that can be used to obtain soft dollar benefits made available by third-party service providers. After accumulating a number of credits within the pool, Sands Capital may direct the broker to use those credits to pay appropriate third-party service providers for eligible soft dollar benefits made available to Sands Capital by the broker.

During the fiscal year ended September 30, 2019, the amount of brokerage transactions and related commissions for the Fund directed to brokers in return for research services were:

Fund	Amount of Transactions to Brokers Providing Research	Related Commission
Sands Capital Select Growth Fund(1)(2)	$676,199,492	$114,071
(1) Dollar amount reflects the amount of directed Fund’s brokerage transactions to a broker due to research service provided through an agreement or understanding with a broker, or otherwise through an internal allocation procedure.
(2) Sands Capital uses its own resources to pay for all research services, either directly or through reimbursements to the Fund.

The Fund did not hold any securities of regular broker-dealers for the fiscal year ended September 30, 2019.

PROXY VOTING

The Fund has adopted the Sub-Advisor’s policies and procedures for voting proxies relating to portfolio securities held by the Fund, including procedures used when a vote presents a conflict between the interests of the Fund’s shareholders and those of the Sub-Advisor or its affiliates. A copy or summary of the Sub-Advisor’s proxy voting policies is included in Appendix A. Information about how the Fund voted proxies relating to its portfolio securities during the most recent year ending June 30 is available by August 31st of that year without charge, upon request, by calling toll-free 1.800.543.0407 and on the SEC’s website at sec.gov and on the Touchstone website at TouchstoneInvestments.com.

CODE OF ETHICS

The Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Advisor, the Sub-Advisor and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers, and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by the Fund), but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of taxes payable by shareholders and increase the amount of commissions paid by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. The Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.

During the two most recent fiscal years ended September 30, the portfolio turnover rate for the Fund was as follows:

Fund	2018	2019
Sands Capital Select Growth Fund	21%	25%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Touchstone Funds have adopted policies and procedures for disclosing the Funds’ portfolio holdings to any person requesting this information. These policies and procedures are monitored by the Board through periodic reporting by the Funds’ CCO. No compensation will be received by the Fund, the Advisor, the Sub-Advisor, or any other party in connection with the disclosure of information about portfolio securities.

The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

1)             A request made by the Sub-Advisor for the Fund (or that portion of the Fund) that it manages.

2)             A request by executive officers of the Advisor for routine oversight and management purposes.

3)             For use in preparing and distributing routine shareholder reports, including disclosure to the Fund’s independent registered public accounting firm, typesetter, and printer. Routine shareholder reports are filed as of the end of each fiscal quarter with the SEC within 60 days after the quarter end and routine shareholder reports are distributed to shareholders within 60 days after the applicable six-month semi-annual period. The Fund provides its full holdings to their independent registered public accounting firm annually, as of the end of their fiscal year, within one to ten business days after fiscal year end. The Fund provides its full holdings to its typesetter at least 50 days after the end of the calendar quarter. The Fund provides its full holdings to its printer at least 50 days after the applicable six-month semi-annual period.

4)             A request by service providers to fulfill their contractual duties relating to the Fund, subject to approval by the CCO.

5)             A request by a newly hired sub-advisor or sub-advisor candidate prior to the commencement of its duties to facilitate its transition as a new sub-advisor, subject to the conditions set forth in Item 8.

6)             A request by a potential merger candidate for the purpose of conducting due diligence, subject to the conditions set forth in Item 8.

7)             A request by a rating or ranking agency, subject to the conditions set forth in Item 8.

Other portfolio holdings disclosure policies of the Fund include:

•The Fund provides its top ten holdings on its publicly available website and to market data agencies monthly, as of the end of a calendar month, generally within 15 days after month end.

•The Fund provides its full holdings on its publicly available website and to market data agencies quarterly, as of the end of a calendar quarter, generally within 30 days after quarter end.

•You may access this portfolio holdings information via the Fund's public website at TouchstoneInvestments.com.

8)         The CCO may authorize disclosing non-public portfolio holdings to third-parties more frequently or at different periods than as described above prior to when such information is made public, provided that certain conditions are met. The third-party must (i) specifically request in writing the more current non-public portfolio holdings, providing a reasonable basis for the request; (ii) execute an agreement to keep such information confidential, to only use the information for the authorized purpose, and not to use the information for their personal benefit; (iii) agree not to trade on such information, either directly or indirectly; and (iv) unless specifically approved by the CCO in writing, the non-public portfolio holdings are subject to a ten-day time delay before dissemination. Any non-public portfolio holdings that are disclosed will not include any material information about a Fund’s trading strategies or pending portfolio transactions.

As of June 30, 2020, the Fund discloses portfolio holdings information to the following parties based on ongoing arrangements:

Bloomberg LP
Morningstar, Inc.

Employees of the Advisor and the Fund’s Sub-Advisor that are access persons under the Fund’s Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Fund’s assets and the Fund’s accounting services agent, each of whose agreements contains a confidentiality provision (which includes a duty not to trade on non-public information), have access to the current Fund holdings on a daily basis.

The CCO is authorized to determine whether disclosure of the Fund’s portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, Touchstone Securities, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued under the direction of the Advisor and under the general oversight of the Trustees. The Advisor or its delegates may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices. If market prices are unavailable or believed to be unreliable, the Sub-Administrative Agent will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees. The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general oversight of the Trustees. The Fund may hold portfolio securities that are listed on foreign exchanges. Under certain circumstances, these investments may be valued under the Fund’s fair value policies and procedures, such as when U.S. exchanges are open but a foreign exchange is closed. Securities with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, provided such amount approximates market value.

DESCRIPTION OF SHARES

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of Funds and shares of each Fund. Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the Fund, after taking into account additional distribution and shareholder servicing expenses attributable to the Class. Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust’s Declaration of Trust states that neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any shareholder, nor, except as specifically provided therein, to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of duties as a Trustee and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Voting rights are not cumulative.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund.  Shareholders of each class of the Fund will vote separately on matters pertaining solely to that class.  As a Delaware statutory trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Derivative Claims of Shareholders

The Trust’s Amended and Restated By-Laws (the “By-Laws”) contain provisions regarding derivative claims of shareholders. Under these provisions, a shareholder must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed. For purposes of the foregoing sentence, a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Board, or a majority of any committee of the Board established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service on the Board or on the boards of one or more Trusts that are under common management with or otherwise affiliated with the Trust.

Unless a demand is not required under the foregoing paragraph, (a) shareholders eligible to bring such derivative action under the Delaware Statutory Trust Act who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the Fund or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action.

Forum for Adjudication of Disputes

The By-Laws provide that, unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any derivative action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, or other employee of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Delaware Statutory Trust Act, the Declaration of Trust or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws, or (v) any action asserting a claim governed by the internal affairs doctrine shall be the U.S. District Court for the District of Delaware or the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than the U.S. District Court for the District of Delaware, the Court of Chancery of the State of Delaware or the Superior Court of the State of Delaware (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the U.S. District Court for the District of Delaware or the Superior Court of the State of Delaware in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

The By-Laws provide that any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forums referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

CHOOSING A CLASS OF SHARES

This SAI relates to Institutional Class and Class R6 shares of the Fund. Class A, Class C, Class Y and Class Z shares are offered in a separate SAI.

The Fund participates in fund “supermarket” arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. The customer order will be priced at the Fund’s NAV next computed after acceptance by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's annual report contains additional performance information and will be made available to investors upon request and without charge.

The Touchstone Funds are intended for sale to residents of the United States, and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions. The above restrictions are generally not applicable to sales in United States territories of Guam, Puerto Rico, and the Virgin Islands or to diplomatic staff members or members of the U.S. military with an APO or FPO address outside of the U.S. Investors are responsible for compliance with tax, securities, currency exchange or other regulations applicable to redemption and purchase transactions in any state or jurisdiction to which they may be subject. Investors should consult with their financial intermediary and appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

The shares of the Fund may not be directly or indirectly offered or distributed in any country outside of the United States. If an investor becomes a resident of another jurisdiction after purchasing shares of the Touchstone Funds, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains) or exchange shares of the Touchstone Funds for other U.S. registered Touchstone Funds.

Institutional Class Shares

Institutional Class shares of the Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund.  Institutional Class shares are not subject to a Rule 12b-1 fee or contingent deferred sales charge ("CDSC").

Class R6 Shares

No dealer compensation is paid from the sale of Class R6 shares of the Fund. Class R6 shares of the Fund are sold at NAV and do not pay a sales charge, Rule 12b-1 fee, impose a CDSC, or make payments to financial intermediaries/broker-dealers for assisting Touchstone Securities, Inc. (the Fund's distributor) in promoting the sales of the Fund's shares. In addition, neither the Fund nor its affiliates make any type of administrative, service, relationship, or revenue sharing payments in connection with Class R6 shares.

Exchanging Your Shares. Shareholders who are eligible may exchange their shares for another share class of the same Fund, if offered in their state and such an exchange can be accommodated by their financial institution.

Share Class Conversions. Financial intermediaries may convert shares in a customer or client’s account to a more expensive share class if prior to the conversion the intermediary determines that the higher priced share class is more suitable to the customer’s interests and the intermediary discloses any additional compensation to the customer, including revenue sharing arrangements with the Advisor or Distributor. If a financial institution, processing organization or intermediary (a “converting entity”) is initiating a share class conversion(s) for Touchstone Funds on a platform, then the converting entity should contact Touchstone Securities at least 60 days in advance and obtain Touchstone Securities’ approval of the share class conversion.

For federal income tax purposes, exchanges or conversions of one share class for a different share class of the same fund (even if processed as a liquidation and a purchase) should not result in the realization by the investor of a capital gain or loss. There can be no assurance of any particular tax treatment, however, and you are urged and advised to consult with your own tax advisor before entering into a share class exchange or conversion.

OTHER PURCHASE AND REDEMPTION INFORMATION

Waiver of Minimum Investment Requirements. The minimum and subsequent investment requirements for purchases in the Fund may not apply to:

1.                                      Any director, officer or other employee* (and their immediate family members**) of Western & Southern Financial Group, Inc. or any of its affiliates or any portfolio advisor or service provider to the Trust.

2.                                      Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone Securities.

*The term “employee” is deemed to include current and retired employees.
** Immediate family members are defined as the parents, mother–in–law or father-in-law, spouse, brother or sister, brother-in-law or sister-in-law, son-in-law or daughter-in-law, nephew or niece and children of a registered representative or employee, and any other individual to whom the registered representative or employee provides material support.

Class R6 shares held on the Fund’s records require a $50,000 minimum initial investment and have a $50 subsequent investment minimum.  Financial intermediaries may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services. In addition, the Fund reserves the right to waive investment minimums in the case of significant extenuating circumstances.

Purchases in-Kind. In limited circumstances and subject to the prior consent of the Fund, the Fund may accept payment for shares in securities. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment goal and is otherwise acceptable to the Advisor. Transactions of this type are generally a taxable transaction. Before purchasing shares by tendering payment in-kind, investors are urged and advised to consult with their own tax advisor regarding the tax consequences of such a transaction.

Redemptions in-Kind. Under unusual circumstances, when the Board deems it in the best interests of the Fund’s shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will bear the market risk until the securities are sold and the redeeming shareholder will generally incur brokerage costs and other costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Fund is committed to pay redemptions in cash, rather than in-kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of $250,000 or 1% of a Fund’s NAV at the beginning of such period. Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash. The Fund may also use redemption in-kind for certain Fund shares held by ReFlow.

Undeliverable Checks. Dividend and distribution checks issued from non-retirement accounts for less than $25 will be automatically reinvested in the Fund that pays them. If your redemption proceeds, dividend, or distribution check is returned as “undeliverable”, your account will be considered a lost shareholder account, correspondence will be sent to you requesting that you contact the Fund, and the outstanding payment will be deposited into an account for potential escheatment to your state of residence. If you contact the Fund and provide proper documentation to update the address on the account, the Fund will no longer consider your account to be a lost shareholder account, and your outstanding payment will be reissued to your corrected address. Also, if your dividend or distribution check is returned as “undeliverable”, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share NAV determined as of the payable date.

Uncashed Checks. All uncashed checks on your account will appear with your monthly or quarterly statement for your convenience. If your redemption proceeds, dividend, or distribution check from a non-retirement account is not cashed within six months (an “outstanding payment”) and the account remains open, the outstanding payment on your account will be cancelled and the proceeds will be reinvested in the Fund at the per share NAV determined as of the date of cancellation, which may be higher or lower than the NAV at which your shares were initially redeemed. In addition, if the payment was for dividends or distributions, your cash election will be automatically changed and future dividends and distributions will be reinvested in the Fund at the per share NAV determined as of the payable date. For outstanding payments in retirement accounts, no action will be taken.

For redemption checks returned as “undeliverable”, the check will be voided and deposited into a lost shareholder account for the Fund. If the account holder contacts the Fund and provides proper documentation to update the address on the account, a check for the previously voided amount will be re-issued to the shareholder and sent to the new address of record.

Fund Shares Purchased by Check. We may delay the processing and payment of a redemption request for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

Low Account Balances (Only applicable for shares held through Touchstone Securities directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), Touchstone Securities may sell your shares and send the proceeds to you. Touchstone Securities will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Facilitated Transfers.  In the event an existing Touchstone shareholder wishes to move money between their Touchstone mutual fund account and a money market fund, Touchstone Advisors has partnered with BNY Mellon Securities Corporation to help facilitate this type of transaction pursuant to certain limitations. Please contact Touchstone Shareholder Services at 1.800.543.0407 for more information if you are interested in pursuing this type of transaction.

DISTRIBUTIONS

The Fund’s dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

For most shareholders, a statement will be sent to you within 45 days after the end of each year detailing the federal income tax status of your distributions. Please see “Federal Income Taxes” below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.

FEDERAL INCOME TAXES

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. Therefore, the summary discussion that follows may not be considered to be individual tax advice and may not be relied upon by any shareholder. The summary is based upon current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable U.S. Treasury Regulations (the “Regulations”), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund’s shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of a Fund’s shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund’s shares through tax-advantaged accounts (such as an individual retirement account (an “IRA”), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund’s shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

The Fund has not requested nor will it request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to shareholders of the Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund.

Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of the ownership, purchase and disposition of an investment in the Fund including, but not limited to, the applicability of state, local, foreign, and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

General. For federal income tax purposes, the Fund is treated as a separate corporation. The Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company (a “RIC”) under the Code. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and realized net capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by the Fund without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by its governing documents and other regulatory restrictions, through borrowing the amounts required to be distributed.

Qualification As A Regulated Investment Company. Qualification as a RIC under the Code requires, among other things, that the Fund: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in qualified publicly traded partnerships (together with (i), the “Qualifying Income Requirement”); (b) diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its total assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships” (together with (i) the “Diversification Requirement”); and (c) distribute for each taxable year at least the sum of (i) 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than “net capital gain” as defined below and is reduced by deductible expenses) determined without regard to any deduction for dividends paid; and (ii) 90% of its tax-exempt interest, if any, net of certain expenses allocable thereto (“net tax-exempt interest”).

The U.S. Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income

Requirement only if such gains are directly related to the principal business of a Fund of investing in stock or securities or options and futures with respect to stock or securities. To date, the U.S. Treasury Department has not issued such regulations.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code’s timing and other requirements at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest. The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.

The Qualifying Income Requirement and Diversification Requirement that must be met under the Code in order for the Fund to qualify as a RIC, as described above, may limit the extent to which it will be able to engage in derivative transactions. Rules governing the federal income tax aspects of derivatives, including swap agreements, are not entirely clear in certain respects, particularly in light of two IRS revenue rulings issued in 2006. Revenue Ruling 2006-1 held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Subsequently, the IRS issued Revenue Ruling 2006-31 in which it stated that the holding in Revenue Ruling 2006-1 “was not intended to preclude a conclusion that the income from certain instruments (such as certain structured notes) that create a commodity exposure for the holder is qualifying income.”  Accordingly, the Qualifying Income Requirement may limit the Fund’s ability to invest in commodity related derivative transactions and other derivative transactions. The Fund will account for any investments in commodity derivative transactions in a manner it deems to be appropriate; the IRS, however, might not accept such treatment. If the IRS did not accept such treatment, the status of such Fund as a RIC might be jeopardized.

In general, for purposes of the Qualifying Income Requirement described above, income derived from a partnership is treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, all of the net income of a RIC derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in clause (i) of the Qualifying Income Requirement described above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the Code. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the Diversification Requirement described above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures to satisfy the Diversification Requirements where the Fund corrects the failure within a specified period of time. If the applicable relief provisions are not available or cannot be met, the Fund will fail to qualify as a RIC and will be subject to federal income tax in the same manner as an ordinary corporation at a tax rate of 21% and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the dividends-received deduction for corporate shareholders and for qualified dividend income treatment for non-corporate shareholders.

Excise Tax. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98.2% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year, and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the “Excise Tax”) on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. The Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid the Excise Tax liability at a time when its Advisor might not otherwise have chosen to do so. Liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. However, no assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

Capital Loss Carryforwards.  The excess of the Fund’s net short–term capital losses over its net long–term capital gain is treated as short–term capital losses arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long–term capital losses over its net short–term capital gain is treated as long–term capital losses arising on the first day of the Fund’s next taxable year. If carried forward capital losses offset future capital gains, such future capital gains are not subject to Fund–level federal income taxation, regardless of whether they are distributed to shareholders. The Fund cannot carry back or carry forward any net operating losses.

Original Issue Discount And Market Discount.  The Fund may acquire debt securities that are treated as having original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond).  Generally, a Fund will be required to include the OID in income over the term of the debt security, even though it will not receive cash payments for such OID until a later time, usually when the debt security matures.  The Fund may make one or more of the elections applicable to debt securities having OID which could affect the character and timing of recognition of income.  Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation.  The IRS may treat a portion of the OID includible in income with respect to certain high-yield corporate debt securities as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount.  The Fund’s market discount accrues ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though the Fund will not receive cash. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding such securities receives no interest payments in cash on such securities during the year.

The Fund generally will be required to make distributions to shareholders representing the income accruing on the securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund.  Cash to pay these distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by such Fund’s governing documents, through borrowing the amounts required to be distributed.  In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions.

Options, Futures, And Forward Contracts.  The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection with such transactions.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses.  Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by the Fund (“Section 1256 contracts”), other than contracts on which it has made a “mixed-straddle election”, will be required to be “marked-to-market” for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund’s taxable year.  These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash.  Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below.  Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require the

Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of the Fund’s distributions to its shareholders.  For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it.  The Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call or put option written (sold) by the Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option.  When the Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option.  When a covered call option written by a Fund is exercised, the Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

Straddles.  Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which the Fund may invest.  Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute “straddles.”  Straddles are defined to include offsetting positions in actively traded personal property.  In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above.  If the Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddle is governed by Section 1256, then such straddle could be characterized as a “mixed straddle.”  The Fund may make one or more elections with respect to mixed straddles.  Depending on which election is made, if any, the results with respect to the Fund may differ.  Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions.  Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain.  In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the “wash sale” and “short sale” rules.  As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income.  Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle.  Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

In circumstances where the Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the Code’s constructive ownership rules.  The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract.  Any gain in excess of this amount is treated as ordinary income.  An interest charge is imposed on the amount of gain that is treated as ordinary income.

Swaps And Derivatives.  As a result of entering into swap or derivative agreements, the Fund may make or receive periodic net payments.  A Fund may also make or receive a payment when a swap or derivative is terminated prior to maturity through an assignment of the swap or derivative or other closing transaction.  Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap or derivative will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap or derivative for more than one year).  With respect to certain types of swaps or derivatives, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or derivatives or may elect under certain circumstances to mark such swaps or derivatives to market annually for tax purposes as ordinary income or loss.

Rules governing the tax aspects of swap or derivative agreements are not entirely clear in certain respects, in particular whether income generated is Qualifying Income.  Accordingly, while the Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment.  If the IRS did not accept such treatment, the status of the Fund as a RIC might be adversely affected.  The Fund intends to monitor developments in this area.  Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC may limit the extent to which the Fund will be able to engage in swap agreements and certain derivatives.

Constructive Sales.  Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in U.S. Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale will depend upon a Fund’s holding period in the appreciated financial position.  Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund’s holding period and the application of various loss deferral provisions of the Code.

In addition, if the appreciated financial position is itself a short sale, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale.  The foregoing will not apply, however, to a Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund’s risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Wash Sales.  The Fund may in certain circumstances be impacted by special rules relating to “wash sales.”  In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

Short Sales.  the Fund may make short sales of securities.  Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to its shareholders.  Short sales also may be subject to the “Constructive Sales” rules, discussed above.

Other Regulated Investment Companies.  Generally, the character of the income or capital gains that a Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as RICs under the Code.  However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company.  Moreover, even when a Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies.  For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

Passive Foreign Investment Companies.  The Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (a “PFIC”) or become a PFIC under the Code.  A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income.  If the Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on “excess distributions” received with respect to such PFIC stock or on any gain from the sale of such PFIC stock (collectively “PFIC income”), even if such Fund distributes the PFIC income as a taxable dividend to its shareholders.  The balance of the PFIC income will be included in such Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  The Fund’s distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC.  Payment of this tax would therefore reduce a Fund’s economic return from its investment in PFIC shares.  To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” (“QEF”), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF’s annual ordinary earnings and net capital gain.  As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF’s annual ordinary earnings and net capital gain to satisfy the Code’s minimum distribution requirement described herein and avoid imposition of the Excise Tax, even if the QEF did not distribute those earnings and gain to such Fund.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

The Fund may elect to “mark-to-market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election.  The Fund’s adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.  In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.

Foreign Currency Transactions.  Foreign currency gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the Code, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund’s income.  In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash.  If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed the Fund’s investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years.  The foreign currency income or loss will also increase or decrease a Fund’s investment company income distributable to its shareholders.

Foreign Taxation.  Income received by the Fund from sources within foreign countries may be subject to foreign withholding and other taxes.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  If more than 50% of a Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, or if a Fund is a qualified fund-of-funds (i.e., a RIC that invests at least 50% of its total assets in other RICs at the close of each quarter of its taxable year) , and the Fund meets the distribution requirements described above, such Fund may file an election (the “pass-through election”) with the IRS pursuant to which shareholders of the Fund would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund, or in the case of a qualified fund-of-funds, such taxes paid by an underlying fund that has made the pass-through election, even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them.  The Fund will furnish its shareholders with a written statement providing the amount of foreign taxes paid by the Fund that will “pass-through” for the year, if any.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income.  For this purpose, if the pass-through election is made, the source of a Fund’s income will flow through to shareholders.  The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income.  Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund.  Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal income tax and alternative minimum tax.

REITs.  The Fund may invest in REITs.  Investments in REIT equity securities may require the Fund to accrue and distribute taxable income without the concurrent receipt of cash.  To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.  The Fund’s investments in REIT equity securities may at other times result in its receipt of cash in excess of the REIT’s earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes.  Shareholders are generally allowed a deduction for qualified REIT dividends received by the Fund. Recently issued proposed regulations allow a RIC to pass the character of its qualified REIT dividends through to its shareholders provided certain holding period requirements are met.

The Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools ("TMPs"), or such REITs may themselves constitute TMPs.  Under an IRS notice, and U.S. Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly.  As a result, the Fund may not be a suitable investment for certain tax exempt-shareholders, including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan and other tax-exempt entities.  See “Tax-Exempt Shareholders.”

MLPs. The Fund may invest to a limited degree in MLPs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income that satisfy the Qualifying Income Requirement. However, under the Diversification Requirement, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP in which a Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the MLP’s income regardless of whether the Fund receives any distribution from the MLP. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income tax and the Excise Tax. Distributions to the Fund from an MLP that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP. If a Fund’s basis is reduced to zero, distributions will generally constitute capital gain for federal income tax purposes.

For taxable years beginning after December 31, 2017 and before January 1, 2026, certain income from investments in MLPs is included in the "combined qualified business income amount" is eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. The Code currently does not contain a provision permitting a RIC to pass the special character of this income through to its shareholders. As a result, direct investors in MLPs may be entitled to this deduction while investors that invest in a Fund that invests in MLPs will not.

Distributions.  Distributions paid out of the Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return.  Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of net investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is treated as owning) for one year or less will be taxable as ordinary income.  Distributions designated by a Fund as “capital gain dividends” (distributions from the excess of net long-term capital gain over net short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund.  Such dividends do not qualify as dividends for purposes of the dividends received deduction or for qualified dividend income purposes as described below.

Distributions of “qualified dividend income” received by non-corporate shareholders of a Fund may be eligible for the long-term capital gain rate.  A Fund’s distribution will be treated as qualified dividend income and therefore eligible for the long-term capital gain rate to the extent the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met.  A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund’s distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction.  For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Shareholders may also be subject to a 3.8% Medicare contribution tax on net investment income including interest (excluding tax-exempt interest), dividends, and capital gains of U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts.

For taxable years beginning after December 31, 2017 and before January 1, 2026, qualified REIT dividends (i.e., REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are eligible for a 20% federal income tax deduction in the case of individuals, trusts and estates. A Fund that receives qualified REIT dividends may elect to pass the special character of this income through to its shareholders. To be eligible to treat distributions from a Fund as qualified REIT dividends, a shareholder must hold shares of the Fund for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex dividend with respect to such dividend and the shareholder must not be under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. If a Fund does not elect to pass the special character of this income through to shareholders or if a shareholder does not satisfy the above holding period requirements, the shareholder will not be entitled to the 20% deduction for the shareholder’s share of the Fund’s qualified REIT dividend income while direct investors in REITs may be entitled to the deduction.

The Fund will furnish a statement to shareholders providing the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans.

Shareholders are urged and advised to consult their own tax advisors for more information.

Purchases of Fund Shares.  Prior to purchasing shares in the Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered.  Any dividend or distribution declared shortly after a purchase of shares of a Fund prior to the record date will have the effect of reducing the per share NAV by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund’s taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed is effectively a return of capital.

Sales, Exchanges or Redemptions.  Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder’s holding period for the shares.  The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less.  If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or another Fund, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase.  Any loss realized on a disposition will be disallowed under the “wash sale” rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder (including through dividend reinvestment) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares.  Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

The 3.8% Medicare contribution tax (described above) will apply to gains from the sale or exchange of the Fund’s shares.

Backup Withholding.  The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 24% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification number (“TIN”) certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income.  If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

State And Local Taxes.  State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit.

Non-U.S. Shareholders.  Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty).  However, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gains from USRPIs.  The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or former United States real property holding corporation.  The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business.  In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons and will be subject to U.S. federal withholding tax. In addition, such distributions could result in foreign shareholder being required to file a U.S. tax return and pay tax on the distribution at regular U.S. federal income tax rates. The consequences to a non-U.S. shareholder, including the rate of such withholding and character of such distribution (e.g., ordinary income or USRPI gain) will vary depending on the extent of the non-U.S. shareholder's current and past ownership of the Fund.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. However, no such withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund was a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled qualified investment entities.

Subject to the additional rules described herein, federal income tax withholding will apply to distributions attributable to dividends and other investment income distributed by the Fund.  The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder’s country of residence or incorporation.  In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN).

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, the "Foreign Account Tax Compliance Act" or "FATCA") generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders.  If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends.  The Fund may disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Foreign Bank And Financial Accounts And Foreign Financial Assets Reporting Requirements.  A shareholder that owns directly or indirectly more than 50% by vote or value of a Fund, is urged and advised to consult its own tax advisor regarding its filing obligations with respect to FinCen Form 114, Report of Foreign Bank and Financial Accounts.

Tax-Exempt Shareholders.  A tax-exempt shareholder could realize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if such Fund recognizes “excess inclusion income” (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs.  Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders. In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs.

Tax Shelter Reporting Regulations.  Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders are urged and advised to consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholders are urged and advised to consult their own tax advisor with respect to the tax consequences of an investment in a Fund including, but not limited to, the applicability of state, local, foreign and other tax laws affecting the particular shareholder and to possible effects of changes in federal or other tax laws.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

Persons or organizations beneficially owning more than 25% of the outstanding shares of the Fund are presumed to “control” the Fund. As a result, those persons or organizations could have the ability to influence an action taken by the Fund if such action requires a shareholder vote. As of August 24, 2020, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of the Fund are as follows:

Name and Address	Number of Shares	Percent of Class	Share Class
MLPF & S THE SOLE BENEFIT OF FOR IT'S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	2,605,905.853	29.82%	Class A
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	2,063,660.818	23.62%	Class A
WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	944,242.662	10.81%	Class A
WELLS FARGO CLEARING SERVICES 2801 MARKET STREET SAINT LOUIS, MO 63103	557,052.427	20.8%	Class C
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	398,557.693	14.88%	Class C
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	346,181.981	12.93%	Class C
UBS WM USA FBO SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	315,966.048	11.8%	Class C
LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	200,870.646	7.5%	Class C

Name and Address	Number of Shares	Percent of Class	Share Class
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	166,415.894	6.21%	Class C
RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 60 SOUTH SIXTH STREET-P08 MINNEAPOLIS MN 55402-4400	156,625.529	5.85%	Class C
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399	143,994.999	5.38%	Class C
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	23,057,763.871	27.49%	Class Y
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN STREET SAN FRANCISCO CA 94105	11,015,871.962	13.13%	Class Y
NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	10,630,613.554	12.67%	Class Y
MLPF & S THE SOLE BENEFIT OF FOR IT'S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	8,526,287.511	10.16%	Class Y
CHARLES SCHWAB CO INC ATTN MUTUAL FUNDS TEAM S 4500 CHERRY CREEK 3 DR S FL DENVER CO 80209-0000	8,149,907.495	9.72%	Class Y
NATIONAL FINANCIAL SERVICES CORP (FBO) OUR CUSTOMERS ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-2010	18,423,338.249	64.25%	Class Z
CHARLES SCHWAB CO INC SPECIAL CUSTODY ACCOUNT FOR THE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5,800,347.859	20.23%	Class Z

As of August 24, 2020, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and of the Fund.

CUSTODIAN

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, Massachusetts 02110, is the Trust’s custodian. BBH acts as the Trust’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses money as instructed and maintains records in connection with its duties.

LEGAL COUNSEL

K&L Gates LLP, State Street Financial Center, One Lincoln Street, Boston MA 02111, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 221 E. 4th Street, Suite 2900, Cincinnati, Ohio 45202, has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2020. Ernst & Young LLP will perform an annual audit of the Trust’s financial statements and advise the Trust as to certain accounting matters.

TRANSFER AND SUB-ADMINISTRATIVE AGENT

Transfer Agent. The Trust’s transfer agent is BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon IS"), 4400 Computer Drive, Westborough, Massachusetts 01581. BNY Mellon IS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder servicing functions. For providing transfer agent and shareholder services to the Trust, BNY Mellon IS receives a monthly per account fee from the Fund, plus out of-pocket expenses. The Fund may also pay a fee to certain servicing organizations (such as broker-dealers and financial institutions) that provide sub-transfer agency services. These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

Sub-Administrative Agent. The Advisor provides administrative services to the Trust under an Administration Agreement and has sub-contracted certain accounting and administrative services to The Bank of New York Mellon ("BNY Mellon"). The sub-administrative services sub-contracted to BNY Mellon include accounting and pricing services, SEC and state security filings, providing executive and administrative services and providing reports for meetings of the Board. The Advisor pays BNY Mellon a sub-administrative fee out of its administration fee.

Set forth below are the sub-administrative fees paid by the Advisor with respect to the Fund during the fiscal years ended September 30.

	Sub-Administrative Fees Paid
Fund	2017	2018	2019
Sands Capital Select Growth Fund	$536,252	$525,543	$400,748

FINANCIAL STATEMENTS

The Fund’s audited financial statements with respect to Class A, Class C, Class Y, and Class Z shares for the fiscal year ended September 30, 2019, including the notes thereto and the report of Ernst & Young LLP, included in the Trust’s Annual Report are incorporated into this SAI by reference. No other parts of the Trust’s Annual Report are hereby incorporated by reference. The Annual Report may be obtained free of charge by calling the Trust at 1.800.543.0407 or by downloading a copy at TouchstoneInvestments.com. You may also obtain the annual report or unaudited semi-annual report, as well as other information about Touchstone Funds Group Trust, from the EDGAR Database on the SEC’s website at http://www.sec.gov.

APPENDIX A

Sands Capital Management, LLC
Proxy Voting Policy and Procedures

Most Recent Amendment: June 2017
Implementation Date: November 2006
_____________________________________________________________________________________

Issue

Rule 206(4)-6 under the Advisers Act requires registered investment advisers to adopt and implement written policies and procedures reasonably designed to ensure advisers vote proxies in the best interest of their clients. The procedures must address material conflicts that may arise in connection with proxy voting. Rule 206(4)-6 further requires advisers to describe to clients their proxy voting policies and procedures and to provide copies of such policies and procedures to clients upon their request. Lastly, the Rule requires advisers to disclose how clients may obtain information on how the adviser voted their proxies.

To comply with Rule 206(4)-6, Sands Capital Management, LLC (“SCM”) has adopted and implemented this Policy and the procedures described herein.

Policy

SCM’s policy is to vote client proxies in the best interest of its clients. Proxies are an asset of a client, which must be treated by SCM with the same care, diligence and loyalty as any asset belonging to a client. In voting proxies SCM should consider the short- and long-term implications of each proposal. In voting proxies, SCM typically is neither an activist in corporate governance nor an automatic supporter of management. However, because SCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, SCM believes that voting proxy proposals in the client’s best economic interests usually means voting with the recommendations of these management teams. Any specific voting instructions provided by an advisory client or its designated agent in writing will supersede this Policy. Clients with their own general or specific proxy voting and governance policies may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s expense.

Proxy Committee

SCM has established a Proxy Committee, which consists of four permanent members: the Chief Administrative Officer (“CAO”), the Chief Compliance Officer (“CCO”), a Director of Client Relations, and a member of the Directing Research Team (the “DRT”). The Proxy Committee meets at least annually, and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitutes a quorum for the transaction of business. The CAO acts as secretary of the Proxy Committee and maintains a record of Proxy Committee meetings and actions.

The Proxy Committee is responsible for: (i) the oversight and administration of proxy voting on behalf of SCM’s clients, including developing, authorizing, implementing and updating this Policy and the procedures described herein; (ii) overseeing the proxy voting process, including reviewing reports on proxy voting activity at least annually, and as necessary, to fulfill its responsibilities; and (iii) engaging and overseeing third-party service provider(s), as necessary or appropriate, to ensure SCM receives the applicable proxy statements or to provide SCM information, research or other services to facilitate SCM’s proxy voting decisions.

The Proxy Committee has developed a set of criteria to be used when evaluating proxy issues. These criteria and general proxy voting guidelines are set forth in the Proxy Voting Guidelines, which are attached hereto as Attachment A (the “Guidelines”). The Proxy Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the evaluation of each proposal incorporates considerations specific to the company whose proxy is being voted.

Procedures for Identification and Voting of Proxies

The following procedures are designed to resolve material conflicts of interest before voting client proxies.

1.SCM maintains a list of all clients for which it votes proxies. The list may be maintained either in hard copy or electronically, and is updated by the Investment Operations Team, which obtains proxy voting information from client agreements or internal account onboarding documentation.

2.As part of the account opening procedure, the Investment Operations Team will note whether or not SCM is responsible for voting proxies for the client.

3.Where SCM has the authority to vote proxies, the Investment Operations and Client Relations Teams will work with the client to ensure that SCM is designated to receive proxy voting materials from companies or intermediaries.

4.SCM has retained one or more third parties to assist in the coordination, voting and recordkeeping of proxies.

5.The CAO, through a proxy voting designee working as a proxy administrator, receives all proxy voting materials and has overall responsibility for ensuring that proxies are voted and submitted in a timely manner.

6.SCM’s Investment Research Team (the “Research Team”) is responsible for reviewing proxy proposals for portfolio securities. Prior to a proxy voting deadline, the appropriate Research Team member will make a determination as how to vote each proxy proposal based on his or her analysis of the proposal and the Guidelines. In evaluating a proxy proposal, a Research Team member may consider information from a number of sources, including management of the company, shareholder groups and independent proxy research services.

7.SCM Staff Members involved in the process are responsible for assessing whether there is any material conflict between the interests of SCM or its affiliates or associates and the interests of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this Policy.

8.If no material conflicts of interest has been identified, SCM will vote proxies according to this Policy (including by not voting if SCM deems that to be in its clients’ best interest).

9.Upon detection of a conflict of interest, the conflict will be brought to the attention of the Proxy Committee for resolution. See Conflicts of Interest section for additional information.

10.SCM is not required to vote every client proxy provided that electing not to vote is consistent with SCM’s fiduciary obligations. SCM shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when an analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client. See Proxies of Certain Global Issuers below.

11.SCM may process certain proxies without voting them or may systematically vote with management. Examples include, without limitation, proxies issued by companies SCM has decided to sell, proxies issued for securities that SCM did not select for a client portfolio, such as, securities that were selected by a previous adviser, unsupervised or non-managed securities held in a client’s account (such as ETFs), money market securities, or other securities selected by clients or their representatives other than SCM.

12.In the event that SCM votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires SCM to vote a certain way on an issue, while SCM deems it beneficial to vote in the opposite direction for its other clients) in SCM’s files.

13.The CAO and the applicable Research Team member must report any attempts by SCM’s personnel to influence the voting of client proxies in a manner that is inconsistent with this Policy, as well as any attempts by persons or entities outside SCM seeking to influence the voting of client proxies. Reporting shall be made to the CCO, or if the CCO is the person attempting to influence the voting, then to SCM’s General Counsel.

14.All proxy votes will be recorded and the following information must be maintained:

•The name of the issuer of the portfolio security;
•The security identifier of the portfolio holding.
•The Council on Uniform Securities Identification Procedures (“CUSIP”) or similar number, in each case, if any, for the security;
•The shareholder meeting date;

•The number of shares SCM is voting firm-wide;
•A brief identification of the matter voted on;
•Whether the matter was proposed by the issuer or by a security holder;
•Whether or not SCM cast its vote on the matter;
•How SCM voted (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
•Whether SCM cast its vote with or against management; and
•Whether any client requested an alternative vote of its proxy.

Loaned Securities

If a client participates in a securities lending program, SCM will not be able to vote the proxy of the shares out on loan. SCM will generally not seek to recall for voting the client shares on loan. However, under rare circumstances, for voting issues that may have a particularly significant impact on the investment (a “Significant Event”), SCM may request a client to recall securities that are on loan if SCM determines that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities. The Research Team member who is responsible for voting the proxy will notify the Proxy Committee in the event they believe a recall of loaned securities is necessary.

In determining whether a recall of a security is warranted, SCM will take into consideration whether the benefit of the vote would be in the client’s best interest despite the costs and the lost revenue to the client and the administrative burden of retrieving the securities. SCM may use third-party service providers to assist it in identifying and evaluating whether an event constitutes a Significant Event. From time to time, the Proxy Committee will deem certain matters to be Significant Events and will adjust the foregoing standard accordingly.

Proxies of Issuers in Certain Countries

It is SCM’s policy to seek to vote all proxies for client securities over which it has proxy voting authority where SCM can reasonably determine that voting such proxies will be in the best interest of its clients.
Voting proxies of issuers in certain countries may give rise to a number of administrative or operational issues that may cause SCM to determine that voting such proxies are not in the best interest of its clients or that it is not reasonably possible to determine whether voting such proxies will be in the best interests of its clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

•SCM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.
•A market may require SCM to provide local agents with a power of attorney or consularization prior to implementing SCM’s voting instructions.
•Proxy materials may not be available in English.

•SCM may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor.

•Proxy voting in certain countries may require “share blocking.” In such cases, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, SCM believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required SCM generally elects not to vote those shares. The applicable Research Team member in conjunction with the Proxy Committee retains the final authority to determine whether to block the shares in the client’s portfolio or to pass on voting the meeting.

The rationale for not voting a client proxy must be documented and the documentation must be maintained in SCM’s files.

Conflicts of Interest

The following potential conflicts of interest have been identified:

•SCM provides services to an institutional client, or is in the process of being engaged to provide services to an institutional client that is affiliated with an issuer that is held in the SCM’s client portfolios. For example, SCM may be retained to manage Company A’s pension fund, where Company A is a public company and SCM’s client accounts hold shares of Company A. Another example is SCM’s clients may hold an investment in an issuer affiliated with an adviser of a fund vehicle sub-advised by SCM.
•SCM provides services to an individual, or is in the process of being engaged to provide services to an individual, who is an officer or director of an issuer that is held in SCM’s client portfolios;

•A Staff Members maintain a personal or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of a Staff Member may be a high-level executive of an issuer that is held in SCM’s client portfolios. The spouse could attempt to influence SCM to vote in favor of management; and

•SCM or a Staff Member personally owns a significant number of an issuer’s securities that are also held in SCM’s client portfolios. The Staff Member may seek to vote proxies in a different direction for his or her personal holdings than would otherwise be warranted by this Policy. The Staff Member could oppose voting the proxies according to the policy and successfully influence SCM to vote proxies in contradiction to this Policy.

Due to the difficulty of predicting and identifying all material conflicts, Staff Members are responsible for notifying the CAO or the CCO of any material conflict that may impair SCM’s ability to vote proxies in an objective manner. Upon such notification, the CAO or the CCO will notify the Proxy Committee of the conflict.

In the event that the Proxy Committee determines that SCM has a conflict of interest with respect to a proxy proposal, the Proxy Committee will also determine whether the conflict is “material” to that proposal. The Proxy Committee may determine on a case‑by-case basis that a particular proposal does not involve a material conflict of interest. To make this determination, the Proxy Committee must conclude that the proposal is not directly related to SCM’s conflict with the issuer. If the Proxy Committee determines that a conflict is not material, then SCM may vote the proxy in accordance with the recommendation of the relevant Research Team member.

In the event that the Proxy Committee determines that SCM has a material conflict of interest with respect to a proxy proposal, SCM will vote on the proposal in accordance with the determination of the Proxy Committee. Prior to voting on the proposal, SCM may: (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or (ii) with respect to clients that are not subject to ERISA, fully disclose the nature of the conflict to the client and obtain the client’s consent as to how SCM will vote on the proposal (or otherwise obtain instructions from the client as to how to vote the proxy).

Recordkeeping

SCM must maintain the documentation described in the following section for a period of not less than five years in an easily accessible place, the first two years at its principal place of business. The CAO will be responsible for the following procedures and for ensuring that the required documentation is retained.

Outside third party request to review proxy votes:

•Staff Members must be thoughtful and cautious in sharing how SCM plans to vote its clients’ proxies.  Until the vote has been cast and the relevant shareholder meeting has transpired, SCM generally treats information about SCM’s voting as confidential.  Staff Members may not disclose SCM’s vote prior to the meeting or commit to any third party to vote a certain way without the prior consent of the CCO or General Counsel.  Notwithstanding the previous sentence, Staff Members are permitted to prudently express SCM’s thoughts or opinions on topics in discussions with the relevant companies, advisors (3rd party research providers), and other shareholders prior to voting as a part of SCM’s ongoing education and engagement.
•Once the vote has been cast and the relevant shareholder meeting has transpired, analysts can choose to share how SCM voted with the relevant company or other shareholders, if necessary, as part of SCM’s ongoing engagement with management and the company’s shareholder base.
•All disclosures of votes in response to requests for vote information not originating from the company must be approved by the CAO prior to the disclosure of the vote. All written requests must be retained in the permanent file. The CAO or designee will record the identity of the outside third party, the date of the request, and the disposition

(e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.
•As is consistent with SCM’s Advertising and Marketing Policy, all Staff Members must refer inquiries from the press to the Director, Portfolio Analysis and Communications.

Proxy statements received regarding client securities:

•Upon receipt of a proxy, the relevant Staff Member must copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: SCM is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

•Documents prepared or created by SCM that were material to making a decision on how to vote, or that memorialized the basis for the decision, must be maintained in accordance with this Policy.

•Documentation or notes or any communications received from third parties, other industry analysts, third-party service providers, company’s management discussions, etc. that were material in the basis for the decision, must be maintained in accordance with this Policy.

•Clients are permitted to request their proxy voting record for the 5-year period prior to their request.

Disclosure

SCM will ensure that Part 2A of Form ADV is updated as necessary to reflect: (i) all material changes to this Policy and the procedures described herein; and (ii) information about how clients may obtain information on how SCM voted their securities.

Procedures for SCM’s Receipt of Class Actions

SCM will not file “Class Actions” on behalf of any client. If “Class Action” documents are received by SCM from a client’s custodian, SCM will make a commercially reasonable best effort to forward the documents to the client. Likewise if “Class Action” documents are received by SCM from a client, SCM will make a commercially reasonable effort to gather, at the client’s request, any requisite information it has regarding the matter and forward it to the client, to enable the client to file the “Class Action.”

Responsibility

The CAO is responsible for overseeing and implementing this Policy.

Attachment A
PROXY VOTING GUIDELINES
The majority of votes presented to shareholders are proposals made by management, which have been approved and recommended by its board of directors. One of the primary factors SCM considers when determining the desirability of investing in a particular company is the quality and depth of its management. Accordingly, SCM believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved. For routine matters (e.g., those matters that are not expected to measurably change the structure, management, control or operation of the company and are consistent with customary industry standards and practices, and the laws of the state of incorporation of the applicable company), SCM will vote in accordance with the recommendation of management, unless, in SCM’s opinion, such recommendation is not conducive to long term value creation or otherwise in the best interest of its clients. Non-routine matters (e.g., those matters relating to directors’ liability and indemnity proposals; executive compensation plans; mergers, acquisitions, and other restructurings submitted to a shareholder vote; anti-takeover and related provisions; and shareholder proposals) require company-specific and a case-by-case review and analysis. With respect to matters that do not fit in the categories stated below, SCM will exercise its best judgment as a fiduciary to vote in accordance with the best interest of its clients.

I. The Board of Directors
A. Voting on Director Nominees in Uncontested Elections
These votes are made on a case-by-case basis, and SCM may consider the following:
•Long-term performance record relative to a market index;
•Composition of board and key board committees;
•Attendance at board and committee meetings;
•Corporate governance provisions and takeover activity;
•Board decisions regarding executive pay; and
•Director compensation.
B. Director and Officer Indemnification and Liability Protection
These votes are evaluated on a case-by-case basis.
C. Voting for Director Nominees in Contest Elections
These are evaluated on a case-by-case basis, and SCM may consider the following:
•Long-term performance relative to its industry;
•Management’s track record;
•Background to the proxy contest;
•Qualifications of director nominees (both slates);
•Evaluation of what each side is offering shareholders and the likelihood that the proposed objectives and goals can be met; and
•Stock ownership positions.
D. Size of the Board
Proposals to limit the size of the Board will be evaluated on a case-by-case basis.
II. Auditors
Ratifying Auditors
SCM generally votes for proposals to ratify auditors, unless:
•an auditor is not independent (i.e., it has a financial interest in or association with the company);
•there is reason to believe the auditor’s opinion is not accurate or indicative of the company’s financial position;
•poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; or material weaknesses in internal controls;
•Evidence that the committee approved an inappropriate indemnification agreement with the auditor; or
•Non-audit fees are excessive in relation to audit-related fees without adequate explanation.

III. Proxy Contest Defenses
A.Cumulative Voting
Proposals on cumulative voting are voted on a case-by-case basis. SCM may consider the following, among other, factors: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director or directors of their choosing; and (iii) the potential to limit the ability of directors to work for all shareholders.
B.Proxy Contests
Votes on proxy contests are made on a case-by-case basis considering the long term financial performance of the company relative to its industry, management’s track record, the qualifications of the shareholder’s nominees, and other factors.

C.Proxy Solicitation Expenses
Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
D.Proxy Access
Shareholder proposals to provide shareholders proxy access are voted on a case-by-case basis taking into account, among other factors:
•Company-specific factors; and
•Proposal-specific factors including:
•the ownership thresholds proposed in the resolutions;
•the maximum proportion of directors that shareholders may nominate each year; and
•the method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

IV. Anti-Takeover Issues
SCM conducts an independent review of each anti-takeover proposal. SCM may vote with management when it concludes that the proposal is not onerous and would not harm clients’ interests as shareholders. Anti-takeover issues include the following:
A.Poison Pills
The “poison pill” entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.
SCM votes on a case-by-case basis management proposals to ratify a poison pill.
A.Fair Price Provisions
Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a takeover. SCM may consider, among other factors: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.
Fair price proposals are voted on a case-by-case basis.
B.Greenmail
Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments are voted on a case-by-case basis.
C.Superstock
Another takeover defense is superstock, i.e., shares that give holders disproportionate voting rights. For example, a company could propose authorizing a class of preferred stock which “could be issued in a private placement with one or more institutional investors” and “could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock….” The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.
SCM votes on case-by-case basis proposals that would authorize the creation of new classes of “superstock.”
D.Supermajority Rules
Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75% to 80%). While applied mainly to merger bids, supermajority rules also may be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

Supermajority shareholder vote requirements to approve mergers, amend the charter or bylaws are voted on a case-by-case basis.
E.Board Classification
A “classified” or “staggered” board is a structure in which only a portion of a company’s board of directors (typically one-third) is elected each year. A company may employ such a structure to promote continuity of leadership and thwart takeover attempts. In evaluating a classified board proposal, SCM may consider the following factors, among others: (i) the company’s long-term strategic plan; (ii) the extent to which continuity of leadership is necessary to advance that plan; and (iii) the need to guard against takeover attempts.
SCM votes on board classification on a case-by-case basis.
V. Miscellaneous Governance Provision
A.Approval of Financial Statements
In some markets, companies are required to submit their financial statements for shareholder approval. Approval of financial statements is voted on a case-by-case basis. However, SCM may abstain if the information is not available in advance of the meeting.
B.Adopting or Amending the Charter, Bylaws, or Articles of Association
SCM votes on a case-by-case basis proposals on adopting or amending the charter, bylaws, or articles of association, and may consider whether:
◦Shareholder rights are protected;
◦There is negligible or positive impact on shareholder value;
◦Management provides sufficiently valid reasons for the amendments;
◦The company is required to do so by law (if applicable); and
◦They are of a housekeeping nature (updates or corrections).

C.Bundled Proposals
SCM votes on a case-by-case basis bundled or “conditioned” proxy proposals. In this case where items are conditioned upon each other, SCM examines the benefits and costs of the packages items. In instances when the joint effect of the conditioned items is not in shareholder’s best interests, SCM votes against the proposals. If the combined effect is positive, SCM votes for such proposals.
VI. Capital Structure
A.Common Stock Authorization
SCM votes on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.
B.Stock Distributions; Splits and Dividends
SCM votes on a case-by-case basis proposals to increase the common share authorization for a stock split or share dividend.
C.Debt Restructuring
SCM votes on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.
VII. Executive and Director Compensation
SCM believes that because a company has exclusive knowledge of material information not available to shareholders regarding its business, financial condition, and prospects, the company itself usually is in the best position to make decisions about compensation and benefits. Accordingly, SCM generally votes with management on such matters. However, SCM may oppose management on a case-by-case basis if it deems a company’s compensation to be excessive or inconsistent with its peer companies’ compensation, SCM believes a company’s compensation measures do not foster a long-term focus among its executive officers and other employees, or SCM believes a company has not met performance expectations, among other reasons. Discussed below are some specific types of compensation-related proposals that SCM may encounter.
SCM votes on a case-by-case basis items related to executive pay and practices.

A.Management Say on Pay
“Say on pay” proposals give shareholders a nonbinding vote on executive compensation. These proposals are designed to serve as a means of conveying to company management shareholder concerns, if any, about executive compensation.
SCM votes case-by-case on management proposals seeking approval of advisory vote on executive compensation.
B.Equity-Based Compensation Plans
A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. SCM believes that executive compensation should be directly linked to the performance of the company.
SCM vote case-by-case on proposals for equity-based compensation plans.
C.Incentive Bonus Plans and Tax Deductibility Proposals (Section 163(m))
SCM votes on a case-by-case basis on proposals for incentive bonus plans and tax deductibility proposals.
D.Golden Parachutes
Golden Parachutes assure key officers of a company lucrative compensation packages if the company is acquired and/or if the new owners terminate such officers. SCM recognizes that offering generous compensation packages that are triggered by a change in control may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.
SCM votes on a case-by-case basis proposals to submit severance plans.
E. Golden Coffins / Executive Death Benefits
Survivor benefit compensation plans, or “golden coffins,” can require a company to make substantial payments or awards to a senior executive’s beneficiaries following the death of the senior executive. The compensation can take the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards. This compensation would not include compensation that the senior executive chooses to defer during his or her lifetime.
SCM recognizes that offering generous compensation packages that are triggered by the passing of senior executives may help attract qualified officers. However, such compensation packages cannot be so excessive that they are unfair to shareholders or make the company unattractive to potential bidders, thereby serving as a constructive anti-takeover mechanism.
SCM votes on a case-by-case basis proposals on Golden Coffins / Executive Death Benefits.
VIII. State of Incorporation
A.Voting on State Takeover Statutes
SCM votes on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).
B.Voting on Reincorporation Proposals
SCM votes on a case-by-case basis proposals to change a company’s state of incorporation.
IX. Mergers and Corporate Restructurings
A.Mergers and Acquisitions
SCM votes on a case-by-case basis proposals on mergers and acquisitions.
B.Corporate Restructuring
SCM votes on a case-by-case basis proposal on corporate restructuring, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.
C.Spin-offs
SCM votes on a case-by-case basis proposals on spin-offs.

D.Changing Corporate Name
SCM votes on changing the corporate name on a case-by-case basis.
X. Socially Oriented Proposals
A.Proposals of a Social or Environmental Nature
Consistent with its fiduciary duty to clients, SCM will vote on social and environmental issues with a view toward promoting good corporate citizenship. However, SCM realizes that it cannot require a portfolio company to go beyond applicable legal requirements or put itself in a non‑competitive position.
SCM considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk, and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. SCM’s Environmental, Social, and Governance Framework describes SCM’s approach to consideration of environmental, social, and governance issues within its processes and ownership practices.
SCM votes on a case-by-case basis proposals regarding environmental or social issues. To do this, SCM uses research reports from SCM’s external proxy advisors, company filings and sustainability reports, research from other investors and non-governmental organizations, and the Research Team.
B.Political Spending and Lobby Proposals
Companies may engage in certain political activities, within legal and regulatory limits, in order to influence public policy consistent with the companies’ values and strategies, and thus serve shareholders’ best long-term economic interests. These activities can create risks, including: the potential for allegations of corruption; the potential for reputational issues associated with a candidate, party or issue; and risks that arise from the complex legal, regulatory and compliance considerations associated with corporate political activity. SCM believes that companies which choose to engage in political activities should develop and maintain robust processes to guide these activities and to mitigate risks, including a level of board oversight.
When presented with shareholder proposals requesting increased disclosure on corporate political activities, SCM may consider the political activities of that company and its peers, the existing level of disclosure, and its view regarding the associated risks. SCM generally believes that it is the duty of boards and management to determine the appropriate level of disclosure of all types of corporate activity.
SCM votes on a case-by-case basis proposals regarding political spending and lobbying activities.

TSF-56-TFGT-R6I-SAI-2009

PART C. OTHER INFORMATION

Item 15. Indemnification

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Item 16. Exhibits

(1)(a)
Registrant’s Certificate of Trust dated October 22, 1993 is herein incorporated by reference to Exhibit (1)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the Securities and Exchange Commission (“SEC”) on January 10, 2014.

(1)(b)	Registrant’s Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(1)(c)	Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(1)(d)
Certificate of Amendment and Restatement of Certificate of Trust dated January 27, 1994 is herein incorporated by reference to Exhibit (1)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(1)(e)	Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(1)(f)	Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(1)(g)	Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(1)(h)	Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 23, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(1)(i)
Certificate of Amendment of Certificate of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on May 3, 2004.

(1)(j)
Certificate of Amendment of Certificate of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(1)(k)
Certificate of Correction of a Statutory Trust dated April 17, 2009 is herein incorporated by reference to Exhibit (1)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(2)
Amended and Restated By-Laws of the Trust as revised November 19, 2015 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2016.

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)
Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-03651), filed with the SEC on September 19, 2007.

(6)(a)(i)
Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. dated February 17, 2006 is herein incorporated by reference to Exhibit (6)(a) of Registrant’s Registration Statement on Form N-14 (File No. 333-18613), filed with the SEC on July 10, 2012.

(6)(a)(ii)
Amended Schedule C-1 dated August 23, 2019 of the Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2020.

(6)(b)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC with respect to the Touchstone Sands Capital Select Growth Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(6)(c)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ultra Short Duration Fixed Income Fund dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(6)(d)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Capital Group, LLC (now known as LMCG Investments, LLC) with respect to the Touchstone Mid Cap Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(6)(e)
Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Capital Group, LLC (now known as LMCG Investments, LLC) with respect to the Touchstone Mid Cap Value Fund dated December 1, 2014 is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2015.

(6)(f)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Small Cap Core Fund (now known as Touchstone Small Cap Fund) dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(6)(g)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Mid Cap Fund dated December 8, 2011 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(6)(h)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners, LLC with respect to the Touchstone Total Return Bond Fund (now known as the Touchstone Impact Bond Fund) dated May 19, 2011 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(6)(i)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Active Bond Fund dated January 27, 2017 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 25, 2018.

(6)(j)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the the Touchstone High Yield Fund dated January 27, 2017 is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 25, 2018.

(6)(k)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and LMCG Investments, LLC with respect to the Touchstone Small Cap Value Fund dated July 1, 2016 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 25, 2018.

(6)(l)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and TOBAM S.A.S. with respect to the Touchstone Anti-Benchmark International Core Equity Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on November 16, 2018.

(6)(m)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Ares Capital Management II, LLC with respect to the Touchstone Credit Opportunities II Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 111 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 14, 2019.

(6)(n)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Rockefeller & Co. LLC with respect to the Touchstone International ESG Equity Fund is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N1-A (File Nos. 033-70958 and 811-08104), filed with SEC on August 23, 2019.

(7)(a)
Distribution Agreement between the Registrant and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 21, 2006.

(7)(b)
Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(8)
Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9)(a)
Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(9)(b)
Amended Schedule of Global Services & Charges to the Custodian Agreement dated February 1, 2013 between the Trust and Brown Brothers Harriman & Co. Fund is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2017.

10(a)(i)
Distribution and Shareholder Services Plan for Class A shares is herein incorporated by reference to exhibit (m)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

10(a)(ii)
Exhibit A to the Distribution and Shareholder Services Plan for Class A is herein incorporated by reference to Exhibit (m)(1)(b) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2017.

10(b)(i)
Distribution and Shareholder Services Plan for Class C shares is herein incorporated by reference to exhibit (m)(2) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

10(b)(ii)
Exhibit A to the Distribution and Shareholder Services Plan for Class C shares is herein incorporated by reference to Exhibit (m)(2)(b) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2017.

(10)(c)
Shareholder Services Plan for Class Z shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(10)(d)
Distribution and Shareholder Servicing Plan for Class S shares is herein incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on October 30, 2017.

(10)(d)
Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2019.

(10)(e)
Amended Schedule A dated September 1, 2020 to the Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n)(2) to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 1, 2020.

(11)	Opinion of K&L Gates LLP, as to legality of securities being issued, is filed herewith.

(12)	Form of Opinion of K&L Gates LLP, as to certain tax consequences, is filed herewith.

(13)(a)
Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(13)(b)
Amended and Restated Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2015.

(13)(c)
Amended and Restated Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated January 1, 2015 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2015.

(13)(d)(i)
State Filing Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(13)(d)(ii)
Amended Schedule A dated September 30, 2013 to the State Filing Services Agreement between Registrant and BNY Mellon Investment Servicing (Us) Inc. dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4)(b) of Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2014.

(13)(e)	Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and 811-08104), filed with the SEC on April 25, 2012.

(13)(f)(i)
Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 is herein incorporated by reference to Exhibit (13)(a)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(13)(f)(ii)
Amendment to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant dated August 31, 2015 is herein incorporated by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 77 to Registrant's Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2016.

(13)(f)(iii)
Amended Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 30, 2020 is herein incorporated by reference to Exhibit (h)(6)(c) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2020.

(13)(g)(i)
Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 with respect to the Touchstone Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (13)(g)(1) of Registrant’s Registration Statement on Form N-14 (File No. 333-193307), filed with the SEC on January 10, 2014.

(13)(g)(ii)
Amended Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant with respect to Touchstone Sands Capital Select Growth Fund effective as of January 30, 2020 is herein incorporated by reference to Exhibit (h)(7)(c) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2020.

(13)(h)
Form of Securities Lending Agency Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 1, 2013 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 27, 2014.

(13)(i)
Master Interfund Lending Agreement dated December 15, 2017 is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2019.

(13)(j)
Amended & Restated Class Action Services Agreement dated February 16, 2018 between the Registrant and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 107 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2019.

(14)	Consent of Ernst & Young LLP is filed herewith.

(15)	Not applicable.

(16)	Power of Attorney is filed herewith.

(17)	Not applicable.

Item 17. Undertakings

(1)          The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

(4)          The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its Registration Statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

 SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Cincinnati and State of Ohio on the 15th day of October, 2020.

TOUCHSTONE FUNDS GROUP TRUST

By:/s/Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	October 15, 2020
Karen Carnahan

*	Trustee	October 15, 2020
William C. Gale

*	Trustee	October 15, 2020
Susan J. Hickenlooper

*	Trustee	October 15, 2020
Kevin A. Robie

*	Trustee	October 15, 2020
William H. Zimmer III

/s/Jill T. McGruder	Trustee and President	October 15, 2020
Jill T. McGruder

/s/Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	October 15, 2020
Terrie A. Wiedenheft

* By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

(11)	Opinion of K&L Gates, LLP, as to legality of securities being issued.

(12)	Form of Opinion of K&L Gates, LLP, as to certain tax consequences.

(14)	Consent of Ernst & Young LLP.

(16)	Power of Attorney.